                                                       1933 Act File No. 2-89028
                                                      1940 Act File No. 811-3947

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X

    Pre-Effective Amendment No.

    Post-Effective Amendment No.   37   ....................        X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

    Amendment No.   28   ...................................        X

              Federated U.S. Government Securities Fund: 1-3 YEARS
               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                               1001 Liberty Avenue
                            Federated Investors Tower
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on April 28, 2003 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a)(i)
    on                   pursuant to paragraph (a)(i)
    75 days after filing pursuant to paragraph (a)(ii)
    on _________________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

     This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

Copies To:        Matthew G. Maloney, Esquire
                  Dickstein Shapiro Morin & Oshinsky LLP
                  2101 L Street, N.W.
                  Washington, D.C.  20037

                  Robert J. Zutz, Esquire
                  Kirkpatrick & Lockhart, LLP
                  1800 Massachusetts Avenue, N.W.
                  Second Floor
                  Washington, D.C.  20036

Federated Investors
World-Class Investment Manager

Federated U.S. Government Securities Fund: 1-3 Years

PROSPECTUS

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April 30, 2003

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CLASS Y SHARES

A mutual fund seeking to provide current income by investing in a portfolio of short-term U.S. government securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 4

What are the Fund's Investment Strategies? 5

What are the Principal Securities in Which the Fund Invests? 7

What are the Specific Risks of Investing in the Fund? 7

What Do Shares Cost? 8

How is the Fund Sold? 8

How to Purchase Shares 9

How to Redeem Shares 10

Account and Share Information 13

Who Manages the Fund? 14

Financial Information 15

Report of Ernst & Young LLP, Independent Auditors 28

Board of Trustees and Fund Officers 29

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in a diversified, short-term portfolio of direct obligations of the U.S. government, its agencies and instrumentalities. The Fund maintains a dollar-weighted average portfolio duration that is within 20% of the weighted average portfolio duration of the Merrill Lynch 1-3 Year Treasury Index. This index includes U.S. Treasury securities with maturities greater than or equal to one year and less than three years.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factor that may reduce the Fund's returns is changes in prevailing interest rates. An increase in interest rates may result in a decrease in the value of Fund Shares.

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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

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The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class Y Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The Fund's Class Y Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's Class Y Shares total return for the three month-period from January 1, 2003 to March 31, 2003 was 0.55%.

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Within the period shown in the bar chart, the Fund's Class Y Shares highest quarterly return was 2.03% (quarter ended June 30, 2002). Its lowest quarterly return was 0.15% (quarter ended March 31, 2002).

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Average Annual Total Return Table

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Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class Y Shares to illustrate the effect of federal taxes on Fund returns. Actual after tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Merrill Lynch 1 Year Treasury Note Index (ML1T) and the Merrill Lynch 2 Year Treasury Note Index (ML2T), and the Merrill Lynch 1-3 Year Treasury Index (ML1-3T), broad-based market indexes, and the Lipper Short U.S. Government Funds Average (LSUSGFA), an average of funds with similar investment objectives. Please see "What are the Fund's Investment Strategies?" for definition of the ML1-3T. Total returns for the indexes and average shown do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

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(For the periods ended December 31, 2002)

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	1 Year	Start of Performance[1]
Fund:
Return Before Taxes	4.71%	5.19%
Return After Taxes on Distributions[2]	3.39%	3.75%
Return After Taxes on Distributions and Sale of Fund Shares[2]	2.88%	3.44%
ML1T	3.28%	4.18%
ML2T	6.87%	7.09%
ML1-3T	5.76%	6.26%
LSUSGFA	5.29%	5.41%

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1 The Fund's Class Y Shares start of performance date was August 1, 2001.

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2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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What are the Fund's Fees and Expenses?

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class Y Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waiver)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee	None
Shareholder Services Fee	None
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.56%

1 Although not contractually obligated to do so, the Adviser waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended February 28, 2003.

Total Waiver of Fund Expenses	0.26%
Total Actual Annual Fund Operating Expenses (after waiver)	0.30%

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the fund (after the voluntary waiver) was 0.14% for the fiscal year ended February 28, 2003.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class Y Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class Y Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class Y Shares operating expenses are before waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$ 57
3 Years	$179
5 Years	$313
10 Years	$701

What are the Fund's Investment Strategies?

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The Fund invests in a portfolio of direct obligations of the U.S. government, its agencies and instrumentalities. The Fund's Adviser actively manages its portfolio, seeking to limit the interest rate risk taken by the Fund while selecting investments that should offer enhanced returns based upon the Adviser's interest rate outlook.

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The Adviser manages the Fund's interest rate risk by limiting the dollar- weighted average duration of its portfolio securities. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's average duration, the greater the change in the portfolio's value in response to a change in market interest rates. As a matter of investment policy, under normal market conditions, the Adviser limits the average duration of the portfolio to within 20% of the duration of the Merrill Lynch 1-3 Year Treasury Index (Index). This Index includes all U.S. Treasury notes and bonds with maturities of one year or greater and less than three years. This policy should prevent the volatility of the Fund's Share price from significantly exceeding the average volatility of short-term U.S. Treasury securities.

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The Adviser uses three principal methods to enhance the portfolio's returns as compared to the Index. First, the Adviser tries to extend the portfolio's average duration when it expects interest rates to fall and shorten the duration when it expects interest rates to rise. This method seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

Second, in constructing a portfolio with a targeted average duration, the Adviser tries to combine individual portfolio securities with different durations to take advantage of relative changes in interest rates. Relative changes in interest rates may occur whenever longer-term interest rates move more, less or in a different direction than shorter-term interest rates. As a general matter, the Adviser typically structures the portfolio in one of three ways:

  A "bulleted" portfolio structure consists primarily of securities with durations close to the portfolio's average duration. The Adviser may use this structure, for example, when it expects the difference between longer-term and shorter-term interest rates to increase.
  A "barbelled" portfolio structure consists primarily of securities with durations above and below the average duration. The Adviser may use this structure, for example, when it expects the difference between longer-term and shorter-term interest rates to decrease.
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  A "laddered" portfolio structure consists of securities with durations above, below and at the average duration. The Adviser may use this structure, for example, when it expects longer-term and shorter-term interest rates to change by approximately the same amount.
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Third, the Adviser tries to obtain securities issued by agencies and instrumentalities of the United States that it expects to provide better returns than U.S. Treasury securities of comparable duration. The Adviser generally uses ongoing relative value analysis to compare current yield differences of securities to their historical and expected yield differences.

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The Adviser's interest rate outlook is the most important factor in selecting the methods used to manage the Fund's portfolio. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as:

  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve Board's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

In selecting individual securities, the Adviser analyzes how the security should perform in response to expected interest rate changes as compared to other securities of comparable risk.

Because the Fund refers to U.S. government securities in its name, it will notify shareholders in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government securities.

PORTFOLIO TURNOVER

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

What are the Principal Securities in Which the Fund Invests?

The Fund invests in the following types of U.S. government securities:

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (GSE).

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Due to the Fund's average duration policy, it is expected to have less interest rate risk than Federated U.S. Government Securities Fund: 2-5 Years, which has a longer average duration than the Fund. The Fund is expected, however, to have greater interest rate risk than a money market fund.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The required minimum initial investment for Fund Shares is $40 million. There is no required minimum subsequent investment amount.

How is the Fund Sold?

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The Fund offers three Share classes: Institutional Shares, Institutional Service Shares, and Class Y Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class Y Shares. All Share classes have different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or to individuals, directly or through investment professionals.

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The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
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  your redemption will be sent to an address of record that was changed within the last 30 days;
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  a redemption is payable to someone other than the shareholder(s) of record.

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A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

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PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund does not issue share certificates.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 138 mutual funds and a variety of separate accounts, which totaled approximately $195 billion in assets as of December 31, 2002. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,700 employees. More than 5,000 investment professionals make Federated funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

Susan M. Nason

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Susan M. Nason has been the Fund's Portfolio Manager since September 1991. She is Vice President of the Fund. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

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Robert J. Ostrowski

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Robert J. Ostrowski has been the Fund's Portfolio Manager since September 1997. Mr. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He currently serves as a Senior Portfolio Manager and as Co-head of the High Grade Corporate and Government Investment groups. He has been a Senior Vice President of the Fund's Adviser since 1997 and served as a Vice President of the Fund's Adviser from 1996 to 1997. Prior to that, Mr. Ostrowski served as a Vice President of a Federated advisory subsidiary from 1993 to 1996. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

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The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years or since inception if the life of the Share class is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP, Independent Auditors, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Independent Auditors' Report on page 28.

	Year Ended 2/28/2003	Period Ended 2/28/2002 [1]
Net Asset Value, Beginning of Period	$10.70	$10.60
Income From Investment Operations:
Net investment income	0.34	0.25
Net realized and unrealized gain on investments	0.12	0.10

TOTAL FROM INVESTMENT OPERATIONS	0.46	0.35

Less Distributions:
Distributions from net investment income	(0.34)	(0.25)

Net Asset Value, End of Period	$10.82	$10.70

Total Return[2]	4.35%	3.32%

Ratios to Average Net Assets:

Expenses	0.30%	0.30%[3]

Net investment income	3.12%	4.03%[3]

Expense waiver/reimbursement[4]	0.26%	0.26%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$100,036	$75,240

Portfolio turnover	76%	99%

1 Reflects operations for the period from August 1, 2001 (date of initial public investment) to February 28, 2002.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

February 28, 2003

Principal Amount		Value
	U.S. TREASURY NOTES--73.9%
$10,000,000	4.250%, 11/15/2003	$10,210,200
15,000,000	3.000%, 11/30/2003	15,200,400
27,000,000	3.250%, 12/31/2003	27,453,600
52,000,000	3.000%, 1/31/2004	52,840,840
15,000,000	4.750%, 2/15/2004	15,505,050
15,000,000	3.625%, 3/31/2004	15,379,650
26,000,000	3.375%, 4/30/2004	26,629,720
17,000,000	3.250%, 5/31/2004	17,411,740
32,000,000	2.875%, 6/30/2004	32,664,960
45,000,000	2.250%, 7/31/2004	45,583,650
26,000,000	2.125%, 8/31/2004	26,296,660
25,000,000	1.875%, 9/30/2004	25,191,500
15,000,000	2.125%, 10/31/2004	15,180,450
25,000,000	7.875%, 11/15/2004	27,726,500
15,000,000	2.000%, 11/30/2004	15,150,000
47,000,000	1.625%, 1/31/2005	47,117,500
15,000,000	1.500%, 2/28/2005	14,990,700
23,000,000	4.625%, 5/15/2006	24,836,320
14,860,820	3.375%, 1/15/2007	16,467,720

	TOTAL U.S. TREASURY NOTES (IDENTIFIED COST $465,647,230)	471,837,160

	U.S. GOVERNMENT AGENCIES--22.4%
	Federal Home Loan Bank--17.0%
28,500,000	6.875%, 8/15/2003	29,229,030
13,000,000	5.250%, 2/13/2004	13,490,490
26,000,000	4.875%, 4/16/2004	27,018,940
10,000,000	4.750%, 6/28/2004	10,441,700
12,000,000	3.875%, 12/15/2004	12,483,240
15,000,000	4.375%, 2/15/2005	15,784,950

	TOTAL	108,448,350

Principal Amount or Shares		Value
	U.S. GOVERNMENT AGENCIES--continued
	Federal National Mortgage Association--5.4%
$10,000,000	3.000%, 7/29/2004	$10,062,700
23,000,000	6.500%, 8/15/2004	24,677,160

	TOTAL	34,739,860

	TOTAL U.S. GOVERNMENT AGENCIES (IDENTIFIED COST $139,469,127)	143,188,210

	MUTUAL FUND--3.5%
22,044,418	Government Obligations Fund (at net asset value)	22,044,418

	TOTAL INVESTMENTS (IDENTIFIED COST $627,160,775)[1]	$637,069,788

1 The cost of investments for federal tax purposes amounts to $627,160,775.

Note: The categories of investments are shown as a percentage of net assets ($638,241,027) at February 28, 2003.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2003

Assets:
Total investments in securities, at value (identified cost $627,160,775)		$637,069,788
Income receivable		3,714,122
Receivable for investments sold		20,855,195
Receivable for shares sold		2,724,728

TOTAL ASSETS		664,363,833

Liabilities:
Payable for investments purchased	$25,132,206
Payable for shares redeemed	501,547
Income distribution payable	354,592
Accrued expenses	134,461

TOTAL LIABILITIES		26,122,806

Net assets for 58,994,777 shares outstanding		$638,241,027

Net Assets Consist of:
Paid in capital		$633,271,773
Net unrealized appreciation of investments		9,909,013
Accumulated net realized loss on investments		(4,937,870)
Distributions in excess of net investment income		(1,889)

TOTAL NET ASSETS		$638,241,027

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$456,095,912 ÷ 42,158,116 shares outstanding		$10.82

Institutional Service Shares:
$82,109,240 ÷ 7,589,874 shares outstanding		$10.82

Class Y Shares:
$100,035,875 ÷ 9,246,787 shares outstanding		$10.82

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended February 28, 2003

Investment Income:
Interest (including income on securities loaned of $37,875)			$19,025,713

Expenses:
Investment adviser fee		$2,220,846
Administrative personnel and services fee		417,519
Custodian fees		27,821
Transfer and dividend disbursing agent fees and expenses		183,335
Directors'/Trustees' fees		14,683
Auditing fees		14,436
Legal fees		4,442
Portfolio accounting fees		138,371
Distribution services fee--Institutional Service Shares		212,220
Shareholder services fee--Institutional Shares		957,539
Shareholder services fee--Institutional Service Shares		212,220
Share registration costs		63,292
Printing and postage		34,855
Insurance premiums		1,110
Miscellaneous		17,151

TOTAL EXPENSES		4,519,840

Waivers and Reimbursement:
Waiver of investment adviser fee	$(1,380,533)
Waiver of shareholder services fee--Institutional Shares	(38,301)
Waiver of shareholder services fee--Institutional Service Shares	(8,489)
Waiver of transfer and dividend disbursing agent fees and expenses	(12,579)
Reimbursement of investment adviser fee	(51,908)

TOTAL WAIVERS AND REIMBURSEMENT		(1,491,810)

Net expenses			3,028,030

Net investment income			15,997,683

Realized and Unrealized Gain on Investments:
Net realized gain on investments			5,248,065
Net change in unrealized appreciation of investments			857,424

Net realized and unrealized gain on investments			6,105,489

Change in net assets resulting from operations			$22,103,172

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended February 28	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$15,997,683	$20,552,636
Net realized gain on investments	5,248,065	5,956,821
Net change in unrealized appreciation of investments	857,424	1,726,061

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	22,103,172	28,235,518

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(11,048,199)	(16,533,876)
Institutional Service Shares	(2,231,289)	(2,378,917)
Class Y Shares	(2,723,518)	(1,641,755)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(16,003,006)	(20,554,548)

Share Transactions:
Proceeds from sale of shares	456,126,192	293,240,869
Net asset value of shares issued to shareholders in payment of distributions declared	11,515,677	13,883,830
Cost of shares redeemed	(342,472,992)	(262,649,021)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	125,168,877	44,475,678

Change in net assets	131,269,043	52,156,648

Net Assets:
Beginning of period	506,971,984	454,815,336

End of period (including (distributions in excess of) undistributed net investment income of $(1,889) and $3,434, respectively)	$638,241,027	$506,971,984

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2003

ORGANIZATION

Federated U.S. Government Securities Fund: 1-3 Years (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class Y Shares. The investment objective of the Fund is to provide current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end, regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of February 28, 2003, the Fund had no securities on loan.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in capital stock were as follows:

Year Ended February 28	2003		2002
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	21,285,715	$229,370,553	13,028,745	$138,446,518
Shares issued to shareholders in payment of distributions declared	634,775	6,830,479	962,189	10,221,970
Shares redeemed	(13,894,337)	(149,356,846)	(17,823,738)	(189,282,465)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	8,026,153	$86,844,186	(3,832,804)	$(40,613,977)

Year Ended February 28	2003		2002
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	12,280,209	$132,135,249	4,940,228	$52,638,339
Shares issued to shareholders in payment of distributions declared	182,167	1,961,548	190,011	2,020,095
Shares redeemed	(11,102,793)	(119,610,602)	(4,147,773)	(44,226,955)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	1,359,583	$14,486,195	982,466	$10,431,479

	Year Ended 2/28/2003		Period Ended 2/28/2002[1]
Class Y Shares:	Shares	Amount	Shares	Amount
Shares sold	8,789,846	$94,620,390	9,604,097	$102,156,012
Shares issued to shareholders in payment of distributions declared	253,072	2,723,650	153,377	1,641,765
Shares redeemed	(6,830,233)	(73,505,544)	(2,723,372)	(29,139,601)

NET CHANGE RESULTING FROM CLASS Y SHARE TRANSACTIONS	2,212,685	$23,838,496	7,034,102	$74,658,176

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	11,598,421	125,168,877	4,183,764	$44,475,678

1 For the period from August 1, 2001 (date of initial public investment) to February 28, 2002.

FEDERAL TAX INFORMATION

The tax character of distributions paid during the years ended February 28, 2003 and 2002, was as follows:

	2003	2002
Ordinary income[1]	$16,003,006	$20,554,548

1 For tax purposes short-term capital gain distributions are considered ordinary income.

As of February 28, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$352,703

Unrealized appreciation	$9,909,013

Capital loss carryforward	$4,937,870

At February 28, 2003, the cost of investments for federal tax purposes was $627,160,775. The net unrealized appreciation of investments for federal tax purposes was $9,909,013. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,909,175 and net unrealized depreciation from investments for those securities having an excess of cost over value of $162.

At February 28, 2003, the Fund had a capital loss carryforward which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$2,364,261

2009	$2,573,609

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in Government Obligations Fund, which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of long-term U.S. government securities for the year ended February 28, 2003, were as follows:

Purchases	$523,135,121

Sales	$405,415,636

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the year ended February 28, 2003, the Fund did not designate any long-term capital gains dividends.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated U.S. Government Securities Fund: 1-3 Years (the "Fund"), as of February 28, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 2003 by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated U.S. Government Securities Fund: 1-3 Years at February 28, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Ernst & Young LLP

Boston, Massachusetts
April 14, 2003

Board of Trustees and Fund Officers

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 140 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; CCMI Funds--two portfolios; Regions Funds--nine portfolios; Riggs Funds--eight portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: January 1984	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: July 1999

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: February 1984

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Fund	Principal Occupation(s) and Previous Position(s)
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 VICE PRESIDENT	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Susan M. Nason Birth Date: August 29, 1961 VICE PRESIDENT

Susan M. Nason has been the Fund's Portfolio Manager since September 1991. She is Vice President of the Fund. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.


A Statement of Additional Information (SAI) dated April 30, 2003, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.


You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated Investors
World-Class Investment Manager

Federated U.S. Government Securities Fund: 1-3 Years
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-3947

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

Cusip 31428M308

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26466 (4/03)

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FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS
Statement of additional Information

April 30, 2003

Institutional Shares
Institutional Service Shares

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Institutional Shares and
Institutional Service Shares of Federated U.S. Government Securities Fund:
1-3 Years (Fund), dated April 30, 2003.  Obtain the prospectuses and the
Annual Report's Management's Discussion of Fund Performance without charge by calling 1-800-341-7400.

                                    Contents
                                    How is the Fund Organized?
                                    Securities in Which the Fund Invests
                                    What do Shares Cost?
                                    How is the Fund Sold?
                                    Exchanging Securities for Shares
                                    Subaccounting Services
                                    Redemption in Kind
                                    Massachusetts Partnership Law
                                    Account and Share Information
                                    Tax Information
                                    Who Manages and Provides Services to
                                    the Fund?
                                    How Does the Fund Measure Performance?
                                    Who is Federated Investors, Inc.?
                                    Addresses

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8032806B  (4/03)

HOW IS THE FUND ORGANIZED?

The Fund is a diversified open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on January
3, 1984.  The Fund changed its name from Federated Short - Intermediate
Government Trust to Federated U.S. Government Securities Fund: 1-3 Years
on April 13, 1995. Class Y Shares was added to the Fund on May 21, 2001.

The Board of Trustees (the Board) has established three classes of shares of the Fund, known as Institutional Shares, Institutional Service Shares and Class Y Shares (Shares). This SAI relates to Institutional Shares and
Institutional Service Shares. The Fund's investment adviser is Federated
Investment Management Company (Adviser).

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.
  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
  The following describes the types of fixed income securities in which the Fund may invest:

Treasury Securities
Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The
United States supports some GSEs with its full faith and credit. Other
GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.
Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest
(referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.
  There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds.
Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as "coupon stripping." Treasury
STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

Special Transactions

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the
Adviser.
  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
  Repurchase agreements are subject to credit risks.

Delayed Delivery Transactions
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks and leverage risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Securities Lending
The Fund may lend portfolio securities to borrowers that the Fund's custodian deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.
  The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.
  Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.
  Securities lending activities are subject to interest rate risks, leverage risks and credit risks.

Asset Coverage
In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds.
Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund.  Federated Investors, Inc. (Federated)
administers the program according to procedures approved by the Fund's
Board, and the Board monitors the operation of the program.  Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed"
trades.  All inter-fund loans must be repaid in seven days or less.  The
Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests.  Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board.  The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

Investing in Securities of Other Investment Companies
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The
Fund's principal risks are described in its prospectus. Additional risk factors are outlined below:

Credit Risks
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Call Risks
Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
  If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Leverage Risks
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Fundamental INVESTMENT Objective
The investment objective of the Fund is to provide current income. The investment objective may not be changed by the Fund's Board of Trustees without shareholder approval.

INVESTMENT LIMITATIONS

Diversification
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and
securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the
Fund may purchase securities of companies that deal in commodities.

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Borrowing Money and Issuing Senior Securities
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company
Act of 1940 (1940 Act).

Lending
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Purchases on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Pledging Assets
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.
  Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
  The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so in the coming fiscal year.
  As a matter of operating policy, the Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.
  For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitations is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

PORTFOLIO TURNOVER
The Fund will not attempt to set or meet a portfolio turnover rate since any turnover will be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. During the fiscal years ended
February 28, 2003 and February 28, 2002, the portfolio turnover rates were
76% and 99%, respectively.

DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:

o     for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o     for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN (institutional service shares)
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the
Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per Share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the
Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the
Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of
Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS
Investment professionals (such as broker/dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or
Federated Shareholder Services Company. (These fees do not come out of
Fund assets.) The Distributor and/or Federated Shareholder Services
Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing
distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept.
The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940
Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Fund. To protect its shareholders, the Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Fund.

In the unlikely event a shareholder is held personally liable for the
Fund's obligations, the Fund is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the
Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Fund have equal voting rights, except that in matters affecting only a particular class, only Shares of that class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the
Fund's outstanding Shares of all series entitled to vote.

As of April 4, 2003, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares:
Charles Schwab & Co., Inc., San Francisco, CA owned approximately
8,412,938 Shares (19.82%) and City of Santa Fe New Mexico, Santa Fe, NM
owned approximately 2,471,620 Shares (5.82%).

As of April 4, 2003, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Service
Shares: IMS & Co., Englewood, CO owned approximately 1,789,498 Shares
(23.84%);  First Citizens Bank & Trust, Co., Raleigh, NC owned approximately 1,385,120 Shares (18.46%) and Edward Jones & Co.,
Maryland Heights, MO owned approximately 615,739 Shares (8.20%).

TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TrUSTEES

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund
(i.e., "Interested" Board members) and those who are not (i.e.,
"Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue,
Pittsburgh, PA. The Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds-four portfolios; CCMI
Funds-two portfolios; Regions Funds-nine portfolios; Riggs Funds-eight portfolios; and WesMark Funds-five portfolios.

As of April 4, 2003, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Institutional Shares and Institutional
Service Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION


Name                   Principal Occupation(s)            Aggregate     Total
Birth Date             for Past Five Years, Other         Compensation  Compensation
Address                Directorships Held and Previous    From Fund     From Fund and
Positions Held with    Position(s)              (past         Federated Fund
Fund                                                      fiscal        Complex
--------------------                                      year)        (past calendar year)
Date Service Began
                      Principal Occupations: Chief          $0                $0
John F. Donahue*      Executive Officer and Director
Birth Date: July      or Trustee of the Federated Fund
28, 1924              Complex; Chairman and Director,
CHAIRMAN AND TRUSTEE  Federated Investors, Inc.;
Began serving:        Chairman, Federated Investment
January 1984          Management Company, Federated
                      Global Investment Management
                      Corp. and Passport Research, Ltd.

                      Previous Positions: Trustee,
                      Federated Investment Management
                      Company and Chairman and
                      Director, Federated Investment
                      Counseling.

                      Principal Occupations: President         $0        $0
J. Christopher        or Executive Vice President of
Donahue*              the Federated Fund Complex;
Birth Date: April     Director or Trustee of some of
11, 1949              the Funds in the Federated Fund
PRESIDENT AND         Complex; President, Chief
TRUSTEE               Executive Officer and Director,
Began serving: July   Federated Investors, Inc.;
1999                  President, Chief Executive
                      Officer and Trustee, Federated
                      Investment Management Company;
                      Trustee, Federated Investment
                      Counseling; President, Chief
                      Executive Officer and Director,
                      Federated Global Investment
                      Management Corp.; President and
                      Chief Executive Officer,
                      Passport Research, Ltd.;
                      Trustee, Federated Shareholder
                      Services Company; Director,
                      Federated Services Company.

                      Previous Position: President,
                      Federated Investment Counseling.

                      Principal Occupations: Director    $1,312.37        $148,500
Lawrence D. Ellis,    or Trustee of the Federated Fund
M.D.*                 Complex; Professor of Medicine,
Birth Date: October   University of Pittsburgh;
11, 1932              Medical Director, University of
3471 Fifth Avenue     Pittsburgh Medical Center
Suite 1111            Downtown; Hematologist,
Pittsburgh, PA        Oncologist and Internist,
TRUSTEE               University of Pittsburgh Medical
Began serving:        Center.
August 1987
                      Other Directorships Held:
                      Member, National Board of
                      Trustees, Leukemia Society of
                      America.

                      Previous Positions: Trustee,
                      University of Pittsburgh;
                      Director, University of
                      Pittsburgh Medical Center.


* Family relationships and reasons for "interested" status: John
F. Donahue is the father of J. Christopher Donahue; both are "interested"
due to the positions they hold with Federated and its subsidiaries.
Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.
----------------------------------------------------------------------------


INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

                       Principal Occupation(s)          Aggregate        Total
Name                   for Past Five Years, Other       Compensation     Compensation
Birth Date             Directorships Held and Previous  from Fund        From Fund and
Address                Position(s)                      (past            Federated Fund
Positions Held with                                     Fiscal year)     Complex
Fund                                                                     (past calendar
Date Service Began                                                       year)
                      Principal Occupation: Director     $1,443.61      $163,500
Thomas G. Bigley      or Trustee of the Federated Fund
Birth Date:           Complex.
February 3, 1934
15 Old Timber Trail   Other Directorships
Pittsburgh, PA        Held: Director, Member of
TRUSTEE               Executive Committee, Children's
Began serving:        Hospital of Pittsburgh;
October 1995          Director, University of
                      Pittsburgh.
                      ---------------------------------

                      Previous Position: Senior
                      Partner, Ernst & Young LLP.

                      Principal Occupations: Director    $1,443.61      $163,350
John T. Conroy, Jr.   or Trustee of the Federated Fund
Birth Date: June      Complex; Chairman of the Board,
23, 1937              Investment Properties
Grubb &           Corporation; Partner or Trustee
Ellis/Investment      in private real estate ventures
Properties            in Southwest Florida.
Corporation
3838 Tamiami          Previous Positions: President,
Trail                 Investment Properties
N. Naples, FL         Corporation; Senior Vice
TRUSTEE               President, John R. Wood and
Began serving:        Associates, Inc., Realtors;
August 1991           President, Naples Property
                      Management, Inc. and Northgate
                      Village Development Corporation.

                      Principal Occupation:                $1,443.61       $163,350
Nicholas P.           Director or Trustee of the
Constantakis          Federated Fund Complex.
Birth Date:           ---------------------------------
September 3, 1939
175 Woodshire Drive   Other Directorships
Pittsburgh, PA        Held: Director, Michael Baker
TRUSTEE               Corporation (engineering and
Began serving:        energy services worldwide).
February 1998

                      Previous Position:
                      Partner, Anderson Worldwide SC.

                      Principal Occupation: Director      $1,312.37       $148,500
John F. Cunningham    or Trustee of the Federated Fund
Birth Date: March     Complex.
5, 1943
353 El Brillo Way     Other Directorships Held:
Palm Beach, FL        Chairman, President and Chief
TRUSTEE               Executive Officer, Cunningham
Began serving:        & Co., Inc. (strategic
January 1999          business consulting); Trustee
                      Associate, Boston College.

                      Previous Positions: Director,
                      Redgate Communications and EMC
                      Corporation (computer storage
                      systems); Chairman of the Board
                      and Chief Executive Officer,
                      Computer Consoles, Inc.;
                      President and Chief Operating
                      Officer, Wang Laboratories;
                      Director, First National Bank of
                      Boston; Director, Apollo
                      Computer, Inc.

                      Principal Occupation: Director     $1,312.37      $148,500
Peter E. Madden       or Trustee of the Federated Fund
Birth Date: March     Complex; Management Consultant.
16, 1942
One Royal Palm Way    Other Directorships
100 Royal Palm Way    Held: Board of Overseers, Babson
Palm Beach, FL        College.
TRUSTEE
Began serving:        Previous Positions:
August 1991           Representative, Commonwealth of
                      Massachusetts General Court;
                      President, State Street Bank and
                      Trust Company and State Street
                      Corporation (retired); Director,
                      VISA USA and VISA International;
                      Chairman and Director,
                      Massachusetts Bankers
                      Association; Director,
                      Depository Trust Corporation;
                      Director, The Boston Stock
                      Exchange.

                      Principal Occupations: Director    $1,443.61      $163,350
Charles F.            or Trustee of the Federated Fund
Mansfield, Jr.        Complex; Management Consultant;
Birth Date: April     Executive Vice President, DVC
10, 1945              Group, Inc. (marketing,
80 South Road         communications and technology)
Westhampton Beach,    (prior to 9/1/00).
NY
TRUSTEE               Previous Positions: Chief
Began serving:        Executive Officer, PBTC
January 1999          International Bank; Partner,
                      Arthur Young & Company (now
                      Ernst & Young LLP); Chief
                      Financial Officer of Retail
                      Banking Sector, Chase Manhattan
                      Bank; Senior Vice President,
                      HSBC Bank USA (formerly, Marine
                      Midland Bank); Vice President,
                      Citibank; Assistant Professor of
                      Banking and Finance, Frank G.
                      Zarb School of Business, Hofstra
                      University.

John E. Murray,       Principal Occupations: Director      $1,574.84      $178,200
Jr., J.D., S.J.D.     or Trustee of the Federated Fund
Birth Date:           Complex; Chancellor and Law
December 20, 1932     Professor, Duquesne University;
Chancellor,           Consulting Partner, Mollica
Duquesne University   & Murray.
Pittsburgh, PA
TRUSTEE               Other Directorships Held:
Began serving:        Director, Michael Baker Corp.
February 1995         (engineering, construction,
                      operations and technical
                      services).

                      Previous Positions: President,
                      Duquesne University; Dean and
                      Professor of Law, University of
                      Pittsburgh School of Law; Dean
                      and Professor of Law, Villanova
                      University School of Law.

                      Principal Occupations:  Director      $1,312.37       $148,500
Marjorie P. Smuts     or Trustee of the Federated Fund
Birth Date: June      Complex; Public
21, 1935              Relations/Marketing
4905 Bayard Street    Consultant/Conference
Pittsburgh, PA        Coordinator.
TRUSTEE
Began serving:        Previous Positions: National
February 1984         Spokesperson, Aluminum Company
                      of America; television producer;
                      President, Marj Palmer Assoc.;
                      Owner, Scandia Bord.

                      Principal Occupations:  Director     $1,312.37     $148,500
John S. Walsh         or Trustee of the Federated Fund
Birth Date:           Complex; President and Director,
November 28, 1957     Heat Wagon, Inc. (manufacturer
2604 William Drive    of construction temporary
Valparaiso, IN        heaters); President and
TRUSTEE               Director, Manufacturers
Began serving:        Products, Inc. (distributor of
January 1999          portable construction heaters);
                      President, Portable Heater
                      Parts, a division of
                      Manufacturers Products, Inc.
                      ---------------------------------
                      Previous Position: Vice
                      President, Walsh & Kelly,
                      Inc.

----------------------------------------------------------------------------

OFFICERS**

Name                          Principal Occupation(s) and Previous
Birth Date                    Position(s)
Address
Positions Held with Fund
                              Principal Occupations: President, Executive Vice
Edward C. Gonzales            President and Treasurer of some of the Funds in the
Birth Date: October 22, 1930  Federated Fund Complex; Vice Chairman, Federated
EXECUTIVE VICE PRESIDENT      Investors, Inc.; Trustee, Federated Administrative
                              Services.

                              Previous Positions: Trustee or Director of some of the
                              Funds in the Federated Fund Complex; CEO and Chairman,
                              Federated Administrative Services; Vice President,
                              Federated Investment Management Company, Federated
                              Investment Counseling, Federated Global Investment
                              Management Corp. and Passport Research, Ltd.; Director
                              and Executive Vice President, Federated Securities
                              Corp.; Director, Federated Services Company; Trustee,
                              Federated Shareholder Services Company.

                              Principal Occupations: Executive Vice President and
John W. McGonigle             Secretary of the Federated Fund Complex; Executive Vice
Birth Date: October 26, 1938  President, Secretary and Director, Federated Investors,
EXECUTIVE VICE PRESIDENT AND  Inc.
SECRETARY
                              Previous Positions: Trustee, Federated Investment
                              Management Company and Federated Investment Counseling;
                              Director, Federated Global Investment Management Corp.,
                              Federated Services Company and Federated Securities
                              Corp.

                              Principal Occupations: Treasurer of the Federated Fund
Richard J. Thomas             Complex; Senior Vice President, Federated
Birth Date: June 17, 1954     Administrative Services.
TREASURER
                              Previous Positions: Vice President, Federated
                              Administrative Services; held various management
                              positions within Funds Financial Services Division of
                              Federated Investors, Inc.

                              Principal Occupations: President or Vice President of
Richard B. Fisher             some of the Funds in the Federated Fund Complex; Vice
Birth Date: May 17, 1923      Chairman, Federated Investors, Inc.; Chairman,
VICE PRESIDENT                Federated Securities Corp.

                              Previous Positions: Director or Trustee of some of the
                              Funds in the Federated Fund Complex; Executive Vice
                              President, Federated Investors, Inc. and Director and
                              Chief Executive Officer, Federated Securities Corp.

                              Principal Occupations: Chief Investment Officer of this
William D. Dawson, III        Fund and various other Funds in the Federated Fund
Birth Date: March 3, 1949     Complex; Executive Vice President, Federated Investment
CHIEF INVESTMENT OFFICER      Counseling, Federated Global Investment Management
                              Corp., Federated Investment Management Company and
                              Passport Research, Ltd.; Director, Federated Global
                              Investment Management Corp. and Federated Investment
                              Management Company; Portfolio Manager, Federated
                              Administrative Services; Vice President, Federated
                              Investors, Inc.

                              Previous Positions: Executive Vice President and Senior
                              Vice President, Federated Investment Counseling
                              Institutional Portfolio Management Services Division;
                              Senior Vice President, Federated Investment Management
                              Company and Passport Research, Ltd.

                              Susan M. Nason has been the Fund's Portfolio Manager
Susan M. Nason                since September 1991.   She is Vice President of the
Birth Date: August 29, 1961   Fund.  Ms. Nason joined Federated in 1987 and has been
VICE PRESIDENT                a Senior Portfolio Manager and Senior Vice President of
                              the Fund's Adviser since 1997. Ms. Nason served as a
                              Portfolio Manager and Vice President of the Adviser
                              from 1993 to 1997. Ms. Nason is a Chartered Financial
                              Analyst and received her M.S.I.A. concentrating in
                              Finance from Carnegie Mellon University.


**    Officers do not receive any compensation from the Fund.
----------------------------------------------------------------------------
Thomas R. Donahue, Chief Financial Officer, Vice President,
Treasurer and Assistant Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term
Member on the Board of Directors of Duquesne University, Pittsburgh,
Pennsylvania, since May 12, 2000. Mr. John E. Murray, Jr., an Independent
Trustee of the Fund, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August 15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.

COMMITTEES OF THE BOARD
                              Committee Functions                          Meetings
                                                                           Held
                                                                           During
                                                                           Last
Board     Committee                                                        Fiscal
Committee Members                                                          Year

Executive John F. Donahue     In between meetings of the full              Two
          John E. Murray,     Board, the Executive Committee generally
          Jr., J.D., S.J.D.   may exercise all the powers of the full
                              Board in the management and direction of
                              the business and conduct of the affairs
                              of the Trust in such manner as the
                              Executive Committee shall deem to be in
                              the best interests of the Trust.
                              However, the Executive Committee cannot
                              elect or remove Board members, increase
                              or decrease the number of Trustees, elect
                              or remove any Officer, declare dividends,
                              issue shares or recommend to shareholders
                              any action requiring shareholder
                              approval.

Audit     Thomas G. Bigley    The Audit Committee reviews and               Four
          John T. Conroy,     recommends to the full Board the
          Jr.                 independent auditors to be selected to
          Nicholas P.         audit the Fund`s financial statements;
          Constantakis        meets with the independent auditors
          Charles F.          periodically to review the results of the
          Mansfield, Jr.      audits and reports the results to the
                              full Board; evaluates the independence of
                              the auditors, reviews legal and
                              regulatory matters that may have a
                              material effect on the financial
                              statements, related compliance policies
                              and programs, and the related reports
                              received from regulators; reviews the
                              Fund`s internal audit function; reviews
                              compliance with the Fund`s code of
                              conduct/ethics; reviews valuation issues;
                              monitors inter-fund lending transactions;
                              reviews custody services and issues and
                              investigates any matters brought to the
                              Committee's attention that are within the
                              scope of its duties.



Board ownership of shares in the fund and in the FEDERATED family of Investment companies AS OF DECEMBER 31, 2002
----------------------------------------------------------------------------
                      Dollar            Aggregate
                      Range of    Dollar Range of
                      Shares      Shares Owned in
                      Owned             Federated
                      in Fund           Family of
Interested                            Investment
Board Member Name                      Companies
John F. Donahue            None    Over $100,000
J. Christopher             None    Over $100,000
Donahue
Lawrence D. Ellis,         None    Over $100,000
M.D.

Independent
Board Member Name
Thomas G. Bigley           None    Over $100,000
John T. Conroy, Jr.        None    Over $100,000
Nicholas P.                None    Over $100,000
Constantakis
John F. Cunningham         None    Over $100,000
Peter E. Madden            None    Over $100,000
Charles F.                 None        $50,001 -
Mansfield, Jr.                          $100,000
John E. Murray,            None    Over $100,000
Jr., J.D., S.J.D.
Marjorie P. Smuts          None    Over $100,000
John S. Walsh              None    Over $100,000


INVESTMENT ADVISER
----------------------------------------------------------------------------
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

As required by the 1940 Act, the Fund's Board has reviewed the
Fund's investment advisory contract.  The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.  During its review of the contract the
Board considers many factors, among the most material of which are: the
Fund's investment objectives and long term performance; the Adviser's management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated funds.

In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract.  In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract.  In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

The Board also considers the compensation and benefits received by the
Adviser.  This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees.  In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation:  the nature and quality of the services provided by the
Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize
"economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds;
and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee.  The Fund's
Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with
Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the Board requests and receives a significant amount of information about the Fund and the Federated organization.  Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs.  In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises.  Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the
Adviser's investment philosophy, personnel, and processes; the Fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the
Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the
Adviser and its affiliates; compliance and audit reports concerning the
Federated funds and the Federated companies that service them; and
relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds.  These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds'
administrator and transfer agent).  The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations.  Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative.  Because the totality of circumstances includes considering the relationship of each
Federated fund, the Board does not approach consideration of every
Federated fund's advisory contract as if that were the only Federated fund offered by Federated.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

Code of Ethics Restrictions on Personal Trading

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees.
Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the
Fund and other funds distributed by the Distributor and its affiliates.
The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable.
While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated
Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                          Average Aggregate Daily
Maximum                   Net Assets of the
Administrative Fee        Federated funds
0.150 of 1%               on the first $250 million
0.125 of 1%               on the next $250 million
0.100 of 1%               on the next $250 million
                          on assets in excess of
0.075 of 1%               $750 million
The administrative fee received during any fiscal year shall be at least
$125,000 per portfolio and $30,000 per each additional class of Shares.
Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
----------------------------------------------------------------------------

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT Auditors
The independent auditor for the Fund, Ernst & Young LLP, conducts its audits in accordance with auditing standards generally accepted in the
United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES
For the Year Ended               2003         2002            2001
February 28 or 29
Advisory Fee Earned             $2,220,846   $1,922,325     $1,823,189
Advisory Fee Reduction          $1,380,533   $970,301       $7,766
Advisory Fee Reimbursement      $51,908      $1,291         $--
Brokerage Commissions           $--          $--            $--
Administrative Fee              $417,519     $361,715       $343,215
12b-1 Fee:
 Institutional Service          $212,220       --              --
 Shares
Shareholder Services Fee:
  Institutional Shares          $919,238       --              --
  Institutional Service         $203,731       --              --
  Shares
Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.
----------------------------------------------------------------------------

lt;/R>

HOW DOES THE FUND MEASURE PERFORMANCE?
The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The
SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the
Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Average Annual Total Returns and Yield
Total returns are given for the one-year, five-year and ten-year periods ended February 28, 2003.

Yield is given for the 30-day period ended February 28, 2003.



                        30-Day
                        Period         1 Year    5  Years  10 Years

Institutional
Shares:
Total Return

  Before Taxes          N/A            4.10%        5.42%    5.17%

  After Taxes on
  Distributions         N/A            2.94%        3.57%    3.21%

  After Taxes on
  Distributions
  and Sale of Shares    N/A            2.50%        3.42%    3.15%

Yield                   0.83%          N/A          N/A      N/A

----------------------------------------------------------------------------

                        30-Day
                        Period         1 Year    5  Years  10 Years
Institutional
Service  Shares:
Total Return

  Before Taxes        N/A               3.84%      5.16%   4.91%

  After Taxes on
  Distributions
  After Taxes on      N/A               2.78%      3.42%   3.06%

  Distributions
  and Sale of Shares  N/A               2.35%      3.26%   3.00%

Yield                 0.59%             N/A        N/A     N/A


----------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of
Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional
Shares, assuming the annual reinvestment of all dividends and distributions.  Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by
Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in
Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o     references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o     charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o     discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o     information about the mutual fund industry from sources such as the
  Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Merrill Lynch 1-3 Year Treasury Index
Merrill Lynch 1-3 Year Treasury Index is an unmanaged index tracking short-term U.S. government securities with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith,
Inc.

Lipper, Inc.
Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

Merrill Lynch 1-Year Treasury Index
Merrill Lynch 1-Year Treasury Index is an unmanaged index that tracks
1-Year Treasury securities.

Merrill Lynch 2-Year Treasury Index
Merrill Lynch 2-Year Treasury Index is comprised of the most recently issued 2-year U.S. Treasury notes. Index returns are calculated as total returns for periods of one, three, six, and twelve months as well as year-to-date.

Morningstar, Inc.
Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000
NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

WHO IS FEDERATED INVESTORS, INC.?

Federated  is  dedicated  to meeting  investor  needs by making  structured, straightforward and consistent  investment  decisions.  Federated investment products  have a history  of  competitive  performance  and have  gained the confidence of thousands of financial institutions and individual investors.

Federated's  disciplined  investment  selection  process  is rooted in sound methodologies  backed by fundamental and technical  research.  At Federated, success in  investment  management  does not depend solely on the skill of a single  portfolio  manager.  It  is  a  fusion  of  individual  talents  and
state-of-the-art  industry  tools  and  resources.   Federated's  investment
process  involves teams of portfolio  managers and analysts,  and investment decisions  are  executed by traders  who are  dedicated  to specific  market sectors and who handle trillions of dollars in annual trading volume.

Federated Funds overview

Municipal Funds
In  the  municipal  sector,  as of  December  31,  2002,  Federated managed  14 bond  funds  with  approximately  $3.2  billion in assets and 22 money market funds with  approximately  $20.6  billion in total  assets.  In
1976,  Federated  introduced one of the first municipal bond mutual funds in the  industry  and  is  now  one  of the  largest  institutional  buyers  of municipal  securities.  The Funds may quote  statistics  from  organizations including The Tax  Foundation  and the National  Taxpayers  Union  regarding the tax obligations of Americans.

Equity Funds
In the equity sector,  Federated has more than 31 years'  experience.  As of
December   31,   2002,   Federated   managed   37  equity   funds   totaling
approximately  $16.2 billion in assets across growth,  value, equity income,
international,   index  and  sector  (i.e.   utility)  styles.   Federated's
value-oriented   management  style  combines  quantitative  and  qualitative analysis and features a  structured,  computer-assisted  composite  modeling system that was developed in the 1970s.

Corporate Bond Funds
In the corporate  bond sector,  as of December 31, 2002,  Federated  managed
10 money  market  funds and 9 bond funds  with  assets  approximating  $59.4
billion  and  $6.0  billion,   respectively.   Federated's   corporate  bond
decision  making--based on intensive,  diligent credit  analysis--is  backed by over 29  years of  experience  in the  corporate  bond  sector.  In 1972,
Federated  introduced  one  of  the  first  high-yield  bond  funds  in  the industry.  In  1983,  Federated  was  one  of the  first  fund  managers  to participate in the asset backed  securities  market,  a market totaling more than $209 billion.

Government Funds
In the  government  sector,  as of December  31, 2002,  Federated  managed 7 mortgage backed, 3 multi-sector  government funds, 4  government/agency  and
19  government  money market mutual funds,  with assets  approximating  $4.9 billion,  $0.9  billion,  $2.9  billion  and  $56.2  billion,  respectively.
Federated  trades   approximately  $90.4  billion  in  U.S.  government  and
mortgage backed  securities  daily and places  approximately  $35 billion in
repurchase   agreements  each  day.  Federated  introduced  the  first  U.S.
government  fund to  invest  in U.S.  government  bond  securities  in 1969.
Federated  has  been a  major  force  in the  short-  and  intermediate-term government  markets  since  1982 and  currently  manages  approximately  $50 billion in government funds within these maturity ranges.
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Money Market Funds
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In the money market sector,  Federated gained  prominence in the mutual fund industry in 1974 with the creation of the first  institutional  money market fund.  Simultaneously,  the company  pioneered the use of the amortized cost method of accounting  for valuing  shares of money market funds, a principal means  used by money  managers  today to value  money  market  fund  shares.
Other  innovations  include the first  institutional  tax-free  money market fund. As of December 31, 2001,  Federated  managed  $136.2 billion in assets across  52 money  market  funds,  including  19  government,  10  prime,  22 municipal and 1 euro-denominated  with assets  approximating  $56.2 billion,
$59.4 billion, $20.6 billion and $173.9 million, respectively.
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The Chief  Investment  Officers  responsible  for  oversight  of the various investment  sectors within  Federated  are:  Global Equity - Stephen F. Auth is responsible  for  overseeing  the management of Federated's  domestic and international  equity products;  Global Fixed Income - William D. Dawson III is responsible  for  overseeing  the management of Federated's  domestic and international fixed income and high yield products.
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Mutual Fund Market
Forty-nine  percent of American  households  are  pursuing  their  financial goals  through  mutual funds.  These  investors,  as well as businesses  and institutions,  have  entrusted  over $6.8  trillion  to the more than  8,157 funds available, according to the Investment Company Institute.

Federated Clients Overview
Federated  distributes  mutual funds through its  subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients
Federated  meets  the needs of  approximately  3,035  institutional  clients nationwide  by managing  and  servicing  separate  accounts and mutual funds
for  a  variety  of  purposes,   including   defined   benefit  and  defined
contribution  programs,  cash management,  and  asset/liability  management.
Institutional  clients  include  corporations,  pension  funds,  tax  exempt entities,  foundations/endowments,  insurance companies,  and investment and financial  advisers.  The marketing  effort to these  institutional  clients is  headed  by John B.  Fisher,  President,  Institutional  Sales  Division,
Federated Securities Corp.

Bank Marketing
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Other  institutional  clients  include  more  than  1,600  banks  and  trust organizations.  Virtually  all of the  trust  divisions  of the top 100 bank holding  companies use Federated  funds in their  clients'  portfolios.  The marketing  effort to trust clients is headed by Timothy C.  Pillion,  Senior
Vice President, Bank Marketing & Sales.
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Broker/Dealers and Bank Broker/Dealer Subsidiaries
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Federated  funds are available to consumers  through major  brokerage  firms
nationwide--we   have  over  2,000   broker/dealer  and  bank  broker/dealer
relationships  across the  country--supported  by more  wholesalers than any
other   mutual   fund   distributor.   Federated's   service  to   financial
professionals  and  institutions  has  earned  it high  ratings  in  several surveys  performed  by DALBAR,  Inc.  DALBAR is  recognized  as the industry benchmark for service  quality  measurement.  The marketing  effort to these firms is headed by James F. Getz,  President,  Broker/Dealer Sales Division,
Federated Securities Corp.
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Addresses

Federated U.S. Government Securities Fund: 1-3 Years

Institutional Shares
Institutional Service Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

Federated Investors
World-Class Investment Manager

Federated U.S. Government Securities Fund: 1-3 Years

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

Annual Report for the 12 Months Ended February 28, 2003

CLASS Y SHARES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Investment Review

Federated U.S. Government Securities Fund: 1-3 Years (GOV 1-3) invests in short-term U.S. government securities which include U.S. Treasury and government agency obligations. The fund's average duration is managed within 20% of the duration of the Merrill Lynch 1-3 Year Treasury Index.1,2 Standard & Poor's has maintained the fund's "AAAf" credit rating.3

U.S. government bonds were top performers again during the fund's annual reporting period as economic growth was dampened by corporate scandals, equity market declines and the war on terrorism. Treasury yields moved higher early in the reporting period as the economy showed signs of recovery and the Federal Reserve Board (the "Fed") shifted from its easing bias in effect since December 2000 to a neutral bias in March 2002. The 2-year Treasury note yield rose from 3.06% at the end of February 2002 to 3.73% near the end of March 2002.

However, corporate accounting scandals and equity market declines fueled a flight to quality into the front end of the yield curve during the summer. Also, geopolitical uncertainty was on the rise due to the looming war with Iraq and escalating tensions with North Korea. These factors, combined with weaker economic data in the latter half of the reporting period, drove market speculation of a double-dip recession. Heightened geopolitical risks and weaker economic data prompted the Fed to lower the federal funds target rate to 1.25% in early November 2002 after leaving the rate unchanged at 1.75% all year. The Treasury yield curve steepened significantly as shorter-term yields declined more than longer-term yields and the 2-year Treasury note yield declined to 1.51% by the end of February 2003.

Although the majority of the fund remained in Treasury securities, almost a third of the fund was invested in government agency securities during much of the reporting period. The fund's agency position was reduced by approximately 10% late in the reporting period as a result of agency securities outperforming Treasury securities during the reporting period. The average duration of the fund ended the period below its neutral target at 1.3 years. The fund's Class Y Shares net total return for the year ended February 28, 2003 was 4.35% versus 5.46% for the Merrill Lynch 1-3 Year Treasury Index and 4.87% for the Lipper Short U.S. Government Fund category.4

1 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

2 Merrill Lynch 1-3 Year Treasury Index is an unmanaged index tracking short-term government securities with maturities between 1 and 2.99 years. They are produced by Merrill Lynch, Pierce, Fenner and Smith. The index is unmanaged. It is not possible to invest directly in an index.

3 The "AAAf" rating by Standard & Poor's means that the fund's portfolio holdings and counterparties provide extremely strong protection against losses from credit defaults. Ratings do not remove market risks and are subject to change.

4 Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. these figures do not reflect sales charges.

CLASS Y SHARES

Growth of a $25,000 Investment

Average Annual Total Returns for the Period Ended 2/28/2003
1 Year	4.35%
Start of Performance (8/1/2001)	4.87%

The graph above illustrates the hypothetical investment of $25,0001 in the Federated U.S. Government Securities Fund: 1-3 Years (Class Y Shares) (the "Fund") from August 1, 2001 (start of performance) to February 28, 2003, compared to the Merrill Lynch 1-3 Year Treasury Index (ML1-3T),2 the Merrill Lynch 1-Year Treasury Index (ML1T),2 the Merrill Lynch 2-Year Treasury Index (ML2T)2 and the Lipper Short U.S. Government Funds Average (LSUSGFA).3

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

This report must be preceded or accompanied by the Fund's prospectus dated April 30, 2003, and, together with financial statements contained therein, constitutes the Fund's annual report.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-3T, ML1T, ML2T and the LSUSGFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The ML1-3T, ML1T and ML2T are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged.

3 The LSUSGFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective categories indicated. These figures do not reflect sales charges.

Federated Investors
World-Class Investment Manager

Federated U.S. Government Securities Fund: 1-3 Years
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31428M308

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

27298 (4/03)

Federated Investors
World-Class Investment Manager

Federated U.S. Government Securities Fund: 1-3 Years

PROSPECTUS

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April 30, 2003

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INSTITUTIONAL SHARES

A mutual fund seeking to provide current income by investing in a portfolio of short-term U.S. government securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 4

What are the Fund's Investment Strategies? 5

What are the Principal Securities in Which the Fund Invests? 7

What are the Specific Risks of Investing in the Fund? 7

What Do Shares Cost? 8

How is the Fund Sold? 8

How to Purchase Shares 9

How to Redeem and Exchange Shares 10

Account and Share Information 13

Who Manages the Fund? 14

Financial Information 15

Report of Ernst & Young LLP, Independent Auditors 28

Board of Trustees and Fund Officers 29

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in a diversified, short-term portfolio of direct obligations of the U.S. government, its agencies and instrumentalities. The Fund maintains a dollar-weighted average portfolio duration that is within 20% of the weighted average portfolio duration of the Merrill Lynch 1-3 Year Treasury Index. This index includes U.S. Treasury securities with maturities greater than or equal to one year and less than three years.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factor that may reduce the Fund's returns is changes in prevailing interest rates. An increase in interest rates may result in a decrease in the value of Fund Shares.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

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Risk/Return Bar Chart and Table

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The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The Fund's Institutional Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's Institutional Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 0.49%.

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Within the period shown in the bar chart, the Fund's Institutional Shares highest quarterly return was 3.03% (quarter ended March 31, 1995). Its lowest quarterly return was (0.35)% (quarter ended March 31, 1994).

Average Annual Total Return Table

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Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Merrill Lynch 1 Year Treasury Note Index (ML1T), the Merrill Lynch 2 Year Treasury Note Index (ML2T), and the Merrill Lynch 1-3 Year Treasury Index (ML1-3T), broad-based market indexes, and the Lipper Short U.S. Government Funds Average (LSUSGFA), an average of funds with similar investment objectives. Please see "What are the Fund's Investment Strategies?" for definition of the ML1-3T. Total returns for the indexes and average shown do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

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(For the periods ended December 31, 2002)

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	1 Year	5 Years	10 Years
Fund:
Return Before Taxes	4.46%	5.56%	5.30%
Return After Taxes on Distributions[1]	3.24%	3.67%	3.33%
Return After Taxes on Distributions and Sale of Fund Shares[1]	2.72%	3.51%	3.25%
ML1T	3.28%	5.55%	5.31%
ML2T	6.87%	6.14%	5.84%
ML1-3T	5.76%	6.40%	6.04%
LSUSGFA	5.29%	5.56%	5.41%

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1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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What are the Fund's Fees and Expenses?

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1 -- 3 YEARS

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.81%

1 Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended February 28, 2003.

Total Waiver of Fund Expenses	0.27%
Total Actual Annual Fund Operating Expenses (after waivers)	0.54%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the fund (after the voluntary waiver) was 0.14% for the fiscal year ended February 28, 2003.

3 A portion of the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund's Institutional Shares (after the voluntary waiver) was 0.24% for the fiscal year ended February 28, 2003.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$ 83

3 Years	$ 259

5 Years	$ 450

10 Years	$1,002

What are the Fund's Investment Strategies?

The Fund invests in a portfolio of direct obligations of the U.S. government, its agencies and instrumentalities. The Fund's Adviser actively manages its portfolio, seeking to limit the interest rate risk taken by the Fund while selecting investments that should offer enhanced returns based upon the Adviser's interest rate outlook.

The Adviser manages the Fund's interest rate risk by limiting the dollar-weighted average duration of its portfolio securities. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's average duration, the greater the change in the portfolio's value in response to a change in market interest rates. As a matter of investment policy, under normal market conditions, the Adviser limits the average duration of the portfolio to within 20% of the duration of the Merrill Lynch 1-3 Year Treasury Index (Index). This Index includes all U.S. Treasury notes and bonds with maturities of one year or greater and less than three years. This policy should prevent the volatility of the Fund's Share price from significantly exceeding the average volatility of short-term U.S. Treasury securities.

The Adviser uses three principal methods to enhance the portfolio's returns as compared to the Index. First, the Adviser tries to extend the portfolio's average duration when it expects interest rates to fall and shorten the duration when it expects interest rates to rise. This method seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

Second, in constructing a portfolio with a targeted average duration, the Adviser tries to combine individual portfolio securities with different durations to take advantage of relative changes in interest rates. Relative changes in interest rates may occur whenever longer-term interest rates move more, less or in a different direction than shorter-term interest rates. As a general matter, the Adviser typically structures the portfolio in one of three ways:

  A "bulleted" portfolio structure consists primarily of securities with durations close to the portfolio's average duration. The Adviser may use this structure, for example, when it expects the difference between longer-term and shorter-term interest rates to increase.
  A "barbelled" portfolio structure consists primarily of securities with durations above and below the average duration. The Adviser may use this structure, for example, when it expects the difference between longer-term and shorter-term interest rates to decrease.
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  A "laddered" portfolio structure consists of securities with durations above, below and at the average duration. The Adviser may use this structure, for example, when it expects longer-term and shorter-term interest rates to change by approximately the same amount.

Third, the Adviser tries to obtain securities issued by agencies and instrumentalities of the United States that it expects to provide better returns than U.S. Treasury securities of comparable duration. The Adviser generally uses ongoing relative value analysis to compare current yield differences of securities to their historical and expected yield differences.

The Adviser's interest rate outlook is the most important factor in selecting the methods used to manage the Fund's portfolio. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as:

  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve Board's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

In selecting individual securities, the Adviser analyzes how the security should perform in response to expected interest rate changes as compared to other securities of comparable risk.

Because the Fund refers to U.S. government securities in its name, it will notify shareholders in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government securities.

PORTFOLIO TURNOVER

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

What are the Principal Securities in Which the Fund Invests?

The Fund invests in the following types of U.S. government securities:

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (GSE).

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Due to the Fund's average duration policy, it is expected to have less interest rate risk than Federated U.S. Government Securities Fund: 2-5 Years, which has a longer average duration than the Fund. The Fund is expected, however, to have greater interest rate risk than a money market fund.

What Do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

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The Fund offers three Share classes: Institutional Shares, Institutional Service Shares, and Class Y Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. All Share classes have different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or to individuals, directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

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You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

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THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE

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You may purchase Shares through an exchange from the same Share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

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If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

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By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged; and
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

EXCHANGE PRIVILEGE

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You may exchange Shares of the Fund into shares of the same class of another Federated fund. To do this, you must:

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  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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The Fund may modify or terminate the exchange privilege at any time. The Fund's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated funds.

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ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 138 mutual funds and a variety of separate accounts, which totaled approximately $195 billion in assets as of December 31, 2002. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,700 employees. More than 5,000 investment professionals make Federated funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

Susan M. Nason

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Susan M. Nason has been the Fund's Portfolio Manager since September 1991. She is Vice President of the Fund. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

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Robert J. Ostrowski

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Robert J. Ostrowski has been the Fund's Portfolio Manager since September 1997. Mr. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He currently serves as a Senior Portfolio Manager and as Co-head of the High Grade Corporate and Government Investment groups. He has been a Senior Vice President of the Fund's Adviser since 1997 and served as a Vice President of the Fund's Adviser from 1996 to 1997. Prior to that, Mr. Ostrowski served as a Vice President of a Federated advisory subsidiary from 1993 to 1996. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

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The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP, Independent Auditors, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Independent Auditors' Report on page 28.

Year Ended February 28 or 29	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$10.70	$10.53	$10.28	$10.44	$10.41
Income From Investment Operations:
Net investment income	0.31	0.46	0.60	0.50	0.50
Net realized and unrealized gain (loss) on investments	0.12	0.17	0.25	(0.16)	0.03

TOTAL FROM INVESTMENT OPERATIONS	0.43	0.63	0.85	0.34	0.53

Less Distributions:
Distributions from net investment income	(0.31)	(0.46)	(0.60)	(0.50)	(0.50)

Net Asset Value, End of Period	$10.82	$10.70	$10.53	$10.28	$10.44

Total Return[1]	4.10%	6.07%	8.51%	3.29%	5.19%

Ratios to Average Net Assets:

Expenses	0.54%	0.54%	0.54%	0.54%	0.54%

Net investment income	2.88%	4.34%	5.76%	4.81%	4.78%

Expense waiver/reimbursement[2]	0.27%	0.27%	0.25%	0.28%	0.27%

Supplemental Data:

Net assets, end of period (000 omitted)	$456,096	$365,090	$399,582	$461,506	$591,317

Portfolio turnover	76%	99%	129%	171%	207%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

February 28, 2003

Principal Amount		Value
	U.S. TREASURY NOTES--73.9%
$10,000,000	4.250%, 11/15/2003	$10,210,200
15,000,000	3.000%, 11/30/2003	15,200,400
27,000,000	3.250%, 12/31/2003	27,453,600
52,000,000	3.000%, 1/31/2004	52,840,840
15,000,000	4.750%, 2/15/2004	15,505,050
15,000,000	3.625%, 3/31/2004	15,379,650
26,000,000	3.375%, 4/30/2004	26,629,720
17,000,000	3.250%, 5/31/2004	17,411,740
32,000,000	2.875%, 6/30/2004	32,664,960
45,000,000	2.250%, 7/31/2004	45,583,650
26,000,000	2.125%, 8/31/2004	26,296,660
25,000,000	1.875%, 9/30/2004	25,191,500
15,000,000	2.125%, 10/31/2004	15,180,450
25,000,000	7.875%, 11/15/2004	27,726,500
15,000,000	2.000%, 11/30/2004	15,150,000
47,000,000	1.625%, 1/31/2005	47,117,500
15,000,000	1.500%, 2/28/2005	14,990,700
23,000,000	4.625%, 5/15/2006	24,836,320
14,860,820	3.375%, 1/15/2007	16,467,720

	TOTAL U.S. TREASURY NOTES (IDENTIFIED COST $465,647,230)	471,837,160

	U.S. GOVERNMENT AGENCIES--22.4%
	Federal Home Loan Bank--17.0%
28,500,000	6.875%, 8/15/2003	29,229,030
13,000,000	5.250%, 2/13/2004	13,490,490
26,000,000	4.875%, 4/16/2004	27,018,940
10,000,000	4.750%, 6/28/2004	10,441,700
12,000,000	3.875%, 12/15/2004	12,483,240
15,000,000	4.375%, 2/15/2005	15,784,950

	TOTAL	108,448,350

Principal Amount or Shares		Value
	U.S. GOVERNMENT AGENCIES--continued
	Federal National Mortgage Association--5.4%
$10,000,000	3.000%, 7/29/2004	$10,062,700
23,000,000	6.500%, 8/15/2004	24,677,160

	TOTAL	34,739,860

	TOTAL U.S. GOVERNMENT AGENCIES (IDENTIFIED COST $139,469,127)	143,188,210

	MUTUAL FUND--3.5%
22,044,418	Government Obligations Fund (at net asset value)	22,044,418

	TOTAL INVESTMENTS (IDENTIFIED COST $627,160,775)[1]	$637,069,788

1 The cost of investments for federal tax purposes amounts to $627,160,775.

Note: The categories of investments are shown as a percentage of net assets ($638,241,027) at February 28, 2003.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2003

Assets:
Total investments in securities, at value (identified cost $627,160,775)		$637,069,788
Income receivable		3,714,122
Receivable for investments sold		20,855,195
Receivable for shares sold		2,724,728

TOTAL ASSETS		664,363,833

Liabilities:
Payable for investments purchased	$25,132,206
Payable for shares redeemed	501,547
Income distribution payable	354,592
Accrued expenses	134,461

TOTAL LIABILITIES		26,122,806

Net assets for 58,994,777 shares outstanding		$638,241,027

Net Assets Consist of:
Paid in capital		$633,271,773
Net unrealized appreciation of investments		9,909,013
Accumulated net realized loss on investments		(4,937,870)
Distributions in excess of net investment income		(1,889)

TOTAL NET ASSETS		$638,241,027

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$456,095,912 ÷ 42,158,116 shares outstanding		$10.82

Institutional Service Shares:
$82,109,240 ÷ 7,589,874 shares outstanding		$10.82

Class Y Shares:
$100,035,875 ÷ 9,246,787 shares outstanding		$10.82

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended February 28, 2003

Investment Income:
Interest (including income on securities loaned of $37,875)			$19,025,713

Expenses:
Investment adviser fee		$2,220,846
Administrative personnel and services fee		417,519
Custodian fees		27,821
Transfer and dividend disbursing agent fees and expenses		183,335
Directors'/Trustees' fees		14,683
Auditing fees		14,436
Legal fees		4,442
Portfolio accounting fees		138,371
Distribution services fee--Institutional Service Shares		212,220
Shareholder services fee--Institutional Shares		957,539
Shareholder services fee--Institutional Service Shares		212,220
Share registration costs		63,292
Printing and postage		34,855
Insurance premiums		1,110
Miscellaneous		17,151

TOTAL EXPENSES		4,519,840

Waivers and Reimbursement:
Waiver of investment adviser fee	$(1,380,533)
Waiver of shareholder services fee--Institutional Shares	(38,301)
Waiver of shareholder services fee--Institutional Service Shares	(8,489)
Waiver of transfer and dividend disbursing agent fees and expenses	(12,579)
Reimbursement of investment adviser fee	(51,908)

TOTAL WAIVERS AND REIMBURSEMENT		(1,491,810)

Net expenses			3,028,030

Net investment income			15,997,683

Realized and Unrealized Gain on Investments:
Net realized gain on investments			5,248,065
Net change in unrealized appreciation of investments			857,424

Net realized and unrealized gain on investments			6,105,489

Change in net assets resulting from operations			$22,103,172

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended February 28	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$15,997,683	$20,552,636
Net realized gain on investments	5,248,065	5,956,821
Net change in unrealized appreciation of investments	857,424	1,726,061

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	22,103,172	28,235,518

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(11,048,199)	(16,533,876)
Institutional Service Shares	(2,231,289)	(2,378,917)
Class Y Shares	(2,723,518)	(1,641,755)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(16,003,006)	(20,554,548)

Share Transactions:
Proceeds from sale of shares	456,126,192	293,240,869
Net asset value of shares issued to shareholders in payment of distributions declared	11,515,677	13,883,830
Cost of shares redeemed	(342,472,992)	(262,649,021)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	125,168,877	44,475,678

Change in net assets	131,269,043	52,156,648

Net Assets:
Beginning of period	506,971,984	454,815,336

End of period (including (distributions in excess of) undistributed net investment income of $(1,889) and $3,434, respectively)	$638,241,027	$506,971,984

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2003

ORGANIZATION

Federated U.S. Government Securities Fund: 1-3 Years (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class Y Shares. The investment objective of the Fund is to provide current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end, regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of February 28, 2003, the Fund had no securities on loan.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in capital stock were as follows:

Year Ended February 28	2003		2002
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	21,285,715	$229,370,553	13,028,745	$138,446,518
Shares issued to shareholders in payment of distributions declared	634,775	6,830,479	962,189	10,221,970
Shares redeemed	(13,894,337)	(149,356,846)	(17,823,738)	(189,282,465)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	8,026,153	$86,844,186	(3,832,804)	$(40,613,977)

Year Ended February 28	2003		2002
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	12,280,209	$132,135,249	4,940,228	$52,638,339
Shares issued to shareholders in payment of distributions declared	182,167	1,961,548	190,011	2,020,095
Shares redeemed	(11,102,793)	(119,610,602)	(4,147,773)	(44,226,955)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	1,359,583	$14,486,195	982,466	$10,431,479

	Year Ended 2/28/2003		Period Ended 2/28/2002[1]
Class Y Shares:	Shares	Amount	Shares	Amount
Shares sold	8,789,846	$94,620,390	9,604,097	$102,156,012
Shares issued to shareholders in payment of distributions declared	253,072	2,723,650	153,377	1,641,765
Shares redeemed	(6,830,233)	(73,505,544)	(2,723,372)	(29,139,601)

NET CHANGE RESULTING FROM CLASS Y SHARE TRANSACTIONS	2,212,685	$23,838,496	7,034,102	$74,658,176

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	11,598,421	125,168,877	4,183,764	$44,475,678

1 For the period from August 1, 2001 (date of initial public investment) to February 28, 2002.

FEDERAL TAX INFORMATION

The tax character of distributions paid during the years ended February 28, 2003 and 2002, was as follows:

	2003	2002
Ordinary income[1]	$16,003,006	$20,554,548

1 For tax purposes short-term capital gain distributions are considered ordinary income.

As of February 28, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$ 352,703

Unrealized appreciation	$9,909,013

Capital loss carryforward	$ 4,937,870

At February 28, 2003, the cost of investments for federal tax purposes was $627,160,775. The net unrealized appreciation of investments for federal tax purposes was $9,909,013. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,909,175 and net unrealized depreciation from investments for those securities having an excess of cost over value of $162.

At February 28, 2003, the Fund had a capital loss carryforward which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$2,364,261

2009	$2,573,609

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in Government Obligations Fund, which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of long-term U.S. government securities for the year ended February 28, 2003, were as follows:

Purchases	$523,135,121

Sales	$405,415,636

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the year ended February 28, 2003, the Fund did not designate any long-term capital gain dividends.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated U.S. Government Securities Fund: 1-3 Years (the "Fund"), as of February 28, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 2003 by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated U.S. Government Securities Fund: 1-3 Years at February 28, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Ernst & Young LLP

Boston, Massachusetts
April 14, 2003

Board of Trustees and Fund Officers

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 140 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; CCMI Funds--two portfolios; Regions Funds--nine portfolios; Riggs Funds--eight portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: January 1984	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: July 1999

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: February 1984

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Fund	Principal Occupation(s) and Previous Position(s)
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 VICE PRESIDENT	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Susan M. Nason Birth Date: August 29, 1961 VICE PRESIDENT

Susan M. Nason has been the Fund's Portfolio Manager since September 1991. She is Vice President of the Fund. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

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A Statement of Additional Information (SAI) dated April 30, 2003, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated Investors
World-Class Investment Manager

Federated U.S. Government Securities Fund: 1-3 Years
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-3947

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

Cusip 31428M100

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8032806A-IS (4/03)

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Federated Investors
World-Class Investment Manager

Federated U.S. Government Securities Fund: 1-3 Years

PROSPECTUS

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April 30, 2003

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INSTITUTIONAL SERVICE SHARES

A mutual fund seeking to provide current income by investing in a portfolio of short-term U.S. government securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 4

What are the Fund's Investment Strategies? 5

What are the Principal Securities in Which the Fund Invests? 7

What are the Specific Risks of Investing in the Fund? 7

What Do Shares Cost? 8

How is the Fund Sold? 8

How to Purchase Shares 9

How to Redeem and Exchange Shares 11

Account and Share Information 13

Who Manages the Fund? 14

Financial Information 15

Report of Ernst & Young LLP, Independent Auditors 28

Board of Trustees and Fund Officers 29

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in a diversified, short-term portfolio of direct obligations of the U.S. government, its agencies and instrumentalities. The Fund maintains a dollar-weighted average portfolio duration that is within 20% of the weighted average portfolio duration of the Merrill Lynch 1-3 Year Treasury Index. This index includes U.S. Treasury securities with maturities greater than or equal to one year and less than three years.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factor that may reduce the Fund's returns is changes in prevailing interest rates. An increase in interest rates may result in a decrease in the value of Fund Shares.

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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

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Risk/Return Bar Chart and Table

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The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The Fund's Institutional Service Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's Institutional Service Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 0.43%.

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Within the period shown in the bar chart, the Fund's Institutional Service Shares highest quarterly return was 2.97% (quarter ended March 31, 1995). Its lowest quarterly return was (0.41)% (quarter ended March 31, 1994).

Average Annual Total Return Table

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Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional Service Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Merrill Lynch 1 Year Treasury Note Index (ML1T), the Merrill Lynch 2 Year Treasury Note Index (ML2T), and the Merrill Lynch 1-3 Year Treasury Index (ML1-3T), broad-based market indexes, and the Lipper Short U.S. Government Funds Average (LSUSGFA), an average of funds with similar investment objectives. Please see "What are the Fund's Investment Strategies?" for definition of the ML1-3T. Total returns for the indexes and average shown do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

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(For the periods ended December 31, 2002)

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	1 Year	5 Years	10 Years
Fund:

Return Before Taxes	4.20%	5.30%	5.04%
Return After Taxes on Distributions[1]	3.08%	3.51%	3.17%
Return After Taxes on Distributions and Sale of Fund Shares[1]	2.57%	3.35%	3.10%
ML1T	3.28%	5.55%	5.31%
ML2T	6.87%	6.14%	5.84%
ML1-3T	5.76%	6.40%	6.04%
LSUSGFA	5.29%	5.56%	5.41%

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1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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What are the Fund's Fees and Expenses?

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1 -- 3 YEARS

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Service Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee	0.25%
Shareholder Services Fee[3]	0.25%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.06%

1 Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended February 28, 2003.

Total Waiver of Fund Expenses	0.27%
Total Actual Annual Fund Operating Expenses (after waivers)	0.79%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the fund (after the voluntary waiver) was 0.14% for the fiscal year ended February 28, 2003.

3 A portion of the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund's Institutional Service Shares (after the voluntary waiver) was 0.24% for the fiscal year ended February 28, 2003.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$108

3 Years	$337

5 Years	$585

10 Years	$1,294

What are the Fund's Investment Strategies?

The Fund invests in a portfolio of direct obligations of the U.S. government, its agencies and instrumentalities. The Fund's Adviser actively manages its portfolio, seeking to limit the interest rate risk taken by the Fund while selecting investments that should offer enhanced returns based upon the Adviser's interest rate outlook.

The Adviser manages the Fund's interest rate risk by limiting the dollar- weighted average duration of its portfolio securities. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's average duration, the greater the change in the portfolio's value in response to a change in market interest rates. As a matter of investment policy, under normal market conditions, the Adviser limits the average duration of the portfolio to within 20% of the duration of the Merrill Lynch 1-3 Year Treasury Index (Index). This Index includes all U.S. Treasury notes and bonds with maturities of one year or greater and less than three years. This policy should prevent the volatility of the Fund's Share price from significantly exceeding the average volatility of short-term U.S. Treasury securities.

The Adviser uses three principal methods to enhance the portfolio's returns as compared to the Index. First, the Adviser tries to extend the portfolio's average duration when it expects interest rates to fall and shorten the duration when it expects interest rates to rise. This method seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

Second, in constructing a portfolio with a targeted average duration, the Adviser tries to combine individual portfolio securities with different durations to take advantage of relative changes in interest rates. Relative changes in interest rates may occur whenever longer-term interest rates move more, less or in a different direction than shorter-term interest rates. As a general matter, the Adviser typically structures the portfolio in one of three ways:

  A "bulleted" portfolio structure consists primarily of securities with durations close to the portfolio's average duration. The Adviser may use this structure, for example, when it expects the difference between longer-term and shorter-term interest rates to increase.
  A "barbelled" portfolio structure consists primarily of securities with durations above and below the average duration. The Adviser may use this structure, for example, when it expects the difference between longer-term and shorter-term interest rates to decrease.
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  A "laddered" portfolio structure consists of securities with durations above, below and at the average duration. The Adviser may use this structure, for example, when it expects longer-term and shorter-term interest rates to change by approximately the same amount.
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Third, the Adviser tries to obtain securities issued by agencies and instrumentalities of the United States that it expects to provide better returns than U.S. Treasury securities of comparable duration. The Adviser generally uses ongoing relative value analysis to compare current yield differences of securities to their historical and expected yield differences.

The Adviser's interest rate outlook is the most important factor in selecting the methods used to manage the Fund's portfolio. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as:

  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve Board's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

In selecting individual securities, the Adviser analyzes how the security should perform in response to expected interest rate changes as compared to other securities of comparable risk.

Because the Fund refers to U.S. government securities in its name, it will notify shareholders in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government securities.

PORTFOLIO TURNOVER

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

What are the Principal Securities in Which the Fund Invests?

The Fund invests in the following types of U.S. government securities:

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (GSE).

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Due to the Fund's average duration policy, it is expected to have less interest rate risk than Federated U.S. Government Securities Fund: 2-5 Years, which has a longer average duration than the Fund. The Fund is expected, however, to have greater interest rate risk than a money market fund.

What Do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

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The Fund offers three Share classes: Institutional Shares, Institutional Service Shares and Class Y Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. All Share classes have different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or to individuals, directly or through investment professionals.

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When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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RULE 12B-1 PLAN

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The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

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How to Purchase Shares

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You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

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THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE

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You may purchase Shares through an exchange from the same Share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

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A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer or securities exchange member. A notary public cannot provide a signature guarantee.

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PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

EXCHANGE PRIVILEGE

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You may exchange Shares of the Fund into shares of the same class of another Federated fund. To do this, you must:

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  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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The Fund may modify or terminate the exchange privilege at any time. The Fund's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated funds.

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ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 138 mutual funds and a variety of separate accounts, which totaled approximately $195 billion in assets as of December 31, 2002. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,700 employees. More than 5,000 investment professionals make Federated funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

Susan M. Nason

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Susan M. Nason has been the Fund's Portfolio Manager since September 1991. She is Vice President of the Fund. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

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Robert J. Ostrowski

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Robert J. Ostrowski has been the Fund's Portfolio Manager since September 1997. Mr. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He currently serves as a Senior Portfolio Manager and as Co-head of the High Grade Corporate and Government Investment groups. He has been a Senior Vice President of the Fund's Adviser since 1997 and served as a Vice President of the Fund's Adviser from 1996 to 1997. Prior to that, Mr. Ostrowski served as a Vice President of a Federated advisory subsidiary from 1993 to 1996. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

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The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP, Independent Auditors, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Independent Auditors' Report on page 28.

Year Ended February 28 or 29	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$10.70	$10.53	$10.28	$10.44	$10.41
Income From Investment Operations:
Net investment income	0.28	0.43	0.57	0.48	0.47
Net realized and unrealized gain (loss) on investments	0.13	0.17	0.25	(0.17)	0.03

TOTAL FROM INVESTMENT OPERATIONS	0.41	0.60	0.82	0.31	0.50

Less Distributions:
Distributions from net investment income	(0.29)	(0.43)	(0.57)	(0.47)	(0.47)

Net Asset Value, End of Period	$10.82	$10.70	$10.53	$10.28	$10.44

Total Return[1]	3.84%	5.81%	8.25%	3.03%	4.93%

Ratios to Average Net Assets:

Expenses	0.79%	0.79%	0.79%	0.79%	0.79%

Net investment income	2.63%	4.04%	5.55%	4.48%	4.50%

Expense waiver/reimbursement[2]	0.27%	0.27%	0.25%	0.28%	0.27%

Supplemental Data:

Net assets, end of period (000 omitted)	$82,109	$66,642	$55,233	$29,255	$50,527

Portfolio turnover	76%	99%	129%	171%	207%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

February 28, 2003

Principal Amount		Value
	U.S. TREASURY NOTES--73.9%
$10,000,000	4.250%, 11/15/2003	$10,210,200
15,000,000	3.000%, 11/30/2003	15,200,400
27,000,000	3.250%, 12/31/2003	27,453,600
52,000,000	3.000%, 1/31/2004	52,840,840
15,000,000	4.750%, 2/15/2004	15,505,050
15,000,000	3.625%, 3/31/2004	15,379,650
26,000,000	3.375%, 4/30/2004	26,629,720
17,000,000	3.250%, 5/31/2004	17,411,740
32,000,000	2.875%, 6/30/2004	32,664,960
45,000,000	2.250%, 7/31/2004	45,583,650
26,000,000	2.125%, 8/31/2004	26,296,660
25,000,000	1.875%, 9/30/2004	25,191,500
15,000,000	2.125%, 10/31/2004	15,180,450
25,000,000	7.875%, 11/15/2004	27,726,500
15,000,000	2.000%, 11/30/2004	15,150,000
47,000,000	1.625%, 1/31/2005	47,117,500
15,000,000	1.500%, 2/28/2005	14,990,700
23,000,000	4.625%, 5/15/2006	24,836,320
14,860,820	3.375%, 1/15/2007	16,467,720

	TOTAL U.S. TREASURY NOTES (IDENTIFIED COST $465,647,230)	471,837,160

	U.S. GOVERNMENT AGENCIES--22.4%
	Federal Home Loan Bank--17.0%
28,500,000	6.875%, 8/15/2003	29,229,030
13,000,000	5.250%, 2/13/2004	13,490,490
26,000,000	4.875%, 4/16/2004	27,018,940
10,000,000	4.750%, 6/28/2004	10,441,700
12,000,000	3.875%, 12/15/2004	12,483,240
15,000,000	4.375%, 2/15/2005	15,784,950

	TOTAL	108,448,350

Principal Amount or Shares		Value
	U.S. GOVERNMENT AGENCIES--continued
	Federal National Mortgage Association--5.4%
$10,000,000	3.000%, 7/29/2004	$10,062,700
23,000,000	6.500%, 8/15/2004	24,677,160

	TOTAL	34,739,860

	TOTAL U.S. GOVERNMENT AGENCIES (IDENTIFIED COST $139,469,127)	143,188,210

	MUTUAL FUND--3.5%
22,044,418	Government Obligations Fund (at net asset value)	22,044,418

	TOTAL INVESTMENTS (IDENTIFIED COST $627,160,775)[1]	$637,069,788

1 The cost of investments for federal tax purposes amounts to $627,160,775.

Note: The categories of investments are shown as a percentage of net assets ($638,241,027) at February 28, 2003.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2003

Assets:
Total investments in securities, at value (identified cost $627,160,775)		$637,069,788
Income receivable		3,714,122
Receivable for investments sold		20,855,195
Receivable for shares sold		2,724,728

TOTAL ASSETS		664,363,833

Liabilities:
Payable for investments purchased	$25,132,206
Payable for shares redeemed	501,547
Income distribution payable	354,592
Accrued expenses	134,461

TOTAL LIABILITIES		26,122,806

Net assets for 58,994,777 shares outstanding		$638,241,027

Net Assets Consist of:
Paid in capital		$633,271,773
Net unrealized appreciation of investments		9,909,013
Accumulated net realized loss on investments		(4,937,870)
Distributions in excess of net investment income		(1,889)

TOTAL NET ASSETS		$638,241,027

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$456,095,912 ÷ 42,158,116 shares outstanding		$10.82

Institutional Service Shares:
$82,109,240 ÷ 7,589,874 shares outstanding		$10.82

Class Y Shares:
$100,035,875 ÷ 9,246,787 shares outstanding		$10.82

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended February 28, 2003

Investment Income:
Interest (including income on securities loaned of $37,875)			$19,025,713

Expenses:
Investment adviser fee		$2,220,846
Administrative personnel and services fee		417,519
Custodian fees		27,821
Transfer and dividend disbursing agent fees and expenses		183,335
Directors'/Trustees' fees		14,683
Auditing fees		14,436
Legal fees		4,442
Portfolio accounting fees		138,371
Distribution services fee--Institutional Service Shares		212,220
Shareholder services fee--Institutional Shares		957,539
Shareholder services fee--Institutional Service Shares		212,220
Share registration costs		63,292
Printing and postage		34,855
Insurance premiums		1,110
Miscellaneous		17,151

TOTAL EXPENSES		4,519,840

Waivers and Reimbursement:
Waiver of investment adviser fee	$(1,380,533)
Waiver of shareholder services fee--Institutional Shares	(38,301)
Waiver of shareholder services fee--Institutional Service Shares	(8,489)
Waiver of transfer and dividend disbursing agent fees and expenses	(12,579)
Reimbursement of investment adviser fee	(51,908)

TOTAL WAIVERS AND REIMBURSEMENT		(1,491,810)

Net expenses			3,028,030

Net investment income			15,997,683

Realized and Unrealized Gain on Investments:
Net realized gain on investments			5,248,065
Net change in unrealized appreciation of investments			857,424

Net realized and unrealized gain on investments			6,105,489

Change in net assets resulting from operations			$22,103,172

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended February 28	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$15,997,683	$20,552,636
Net realized gain on investments	5,248,065	5,956,821
Net change in unrealized appreciation of investments	857,424	1,726,061

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	22,103,172	28,235,518

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(11,048,199)	(16,533,876)
Institutional Service Shares	(2,231,289)	(2,378,917)
Class Y Shares	(2,723,518)	(1,641,755)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(16,003,006)	(20,554,548)

Share Transactions:
Proceeds from sale of shares	456,126,192	293,240,869
Net asset value of shares issued to shareholders in payment of distributions declared	11,515,677	13,883,830
Cost of shares redeemed	(342,472,992)	(262,649,021)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	125,168,877	44,475,678

Change in net assets	131,269,043	52,156,648

Net Assets:
Beginning of period	506,971,984	454,815,336

End of period (including (distributions in excess of) undistributed net investment income of $(1,889) and $3,434, respectively)	$638,241,027	$506,971,984

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2003

ORGANIZATION

Federated U.S. Government Securities Fund: 1-3 Years (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class Y Shares. The investment objective of the Fund is to provide current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end, regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of February 28, 2003, the Fund had no securities on loan.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in capital stock were as follows:

Year Ended February 28	2003		2002
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	21,285,715	$229,370,553	13,028,745	$138,446,518
Shares issued to shareholders in payment of distributions declared	634,775	6,830,479	962,189	10,221,970
Shares redeemed	(13,894,337)	(149,356,846)	(17,823,738)	(189,282,465)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	8,026,153	$86,844,186	(3,832,804)	$(40,613,977)

Year Ended February 28	2003		2002
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	12,280,209	$132,135,249	4,940,228	$52,638,339
Shares issued to shareholders in payment of distributions declared	182,167	1,961,548	190,011	2,020,095
Shares redeemed	(11,102,793)	(119,610,602)	(4,147,773)	(44,226,955)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	1,359,583	$14,486,195	982,466	$10,431,479

	Year Ended 2/28/2003		Period Ended 2/28/2002[1]
Class Y Shares:	Shares	Amount	Shares	Amount
Shares sold	8,789,846	$94,620,390	9,604,097	$102,156,012
Shares issued to shareholders in payment of distributions declared	253,072	2,723,650	153,377	1,641,765
Shares redeemed	(6,830,233)	(73,505,544)	(2,723,372)	(29,139,601)

NET CHANGE RESULTING FROM CLASS Y SHARE TRANSACTIONS	2,212,685	$23,838,496	7,034,102	$74,658,176

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	11,598,421	125,168,877	4,183,764	$44,475,678

1 For the period from August 1, 2001 (date of initial public investment) to February 28, 2002.

FEDERAL TAX INFORMATION

The tax character of distributions paid during the years ended February 28, 2003 and 2002, was as follows:

	2003	2002
Ordinary income[1]	$16,003,006	$20,554,548

1 For tax purposes short-term capital gain distributions are considered ordinary income.

As of February 28, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$ 352,703

Unrealized appreciation	$9,909,013

Capital loss carryforward	$ 4,937,870

At February 28, 2003, the cost of investments for federal tax purposes was $627,160,775. The net unrealized appreciation of investments for federal tax purposes was $9,909,013. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,909,175 and net unrealized depreciation from investments for those securities having an excess of cost over value of $162.

At February 28, 2003, the Fund had a capital loss carryforward which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$2,364,261

2009	$2,573,609

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in Government Obligations Fund, which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of long-term U.S. government securities for the year ended February 28, 2003, were as follows:

Purchases	$523,135,121

Sales	$405,415,636

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the year ended February 28, 2003, the Fund did not designate any long-term capital gain dividends.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated U.S. Government Securities Fund: 1-3 Years (the "Fund"), as of February 28, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 2003 by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated U.S. Government Securities Fund: 1-3 Years at February 28, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Ernst & Young LLP

Boston, Massachusetts
April 14, 2003

Board of Trustees and Fund Officers

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 140 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; CCMI Funds--two portfolios; Regions Funds--nine portfolios; Riggs Funds--eight portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: January 1984	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: July 1999

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: February 1984

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Fund	Principal Occupation(s) and Previous Position(s)
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 VICE PRESIDENT	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Susan M. Nason Birth Date: August 29, 1961 VICE PRESIDENT

Susan M. Nason has been the Fund's Portfolio Manager since September 1991. She is Vice President of the Fund. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.


A Statement of Additional Information (SAI) dated April 30, 2003, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.


You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated Investors
World-Class Investment Manager

Federated U.S. Government Securities Fund: 1-3 Years
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-3947

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

Cusip 31428M209


8032806A-SS (4/03)


FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS
Statement of Additional Information

April 30, 2003

Class Y Shares

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Class Y Shares of Federated U.S. Government
Securities Fund: 1-3 Years (Fund), dated April 30, 2003.  Obtain the prospectus and the Annual Report's Management's Discussion of Fund Performance without charge by calling 1-800-341-7400.

                                    Contents
                                    How is the Fund Organized?
                                    Securities in Which the Fund Invests
                                    What do Shares Cost?
                                    How is the Fund Sold?
                                    Subaccounting Services
                                    Redemption in Kind
                                    Massachusetts Partnership Law
                                    Account and Share Information
                                    Tax Information
                                    Who Manages and Provides Services to the Fund?
                                    How Does the Fund Measure Performance?
                                    Who is Federated Investors, Inc.?
                                    Addresses

27405 (4/03)

HOW IS THE FUND ORGANIZED?

The Fund is a diversified open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on January 3,
1984.  The Fund changed its name from Federated Short - Intermediate Government
Trust to Federated U.S. Government Securities Fund: 1-3 Years on April 13, 1995.
Class Y Shares was added to the Fund on May 21, 2001.

The Board of Trustees (the Board) has established three classes of shares of the
Fund, known as Institutional Shares, Institutional Service Shares and Class Y
Shares (Shares). This SAI relates to Class Y Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser).

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.
  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
  The following describes the types of fixed income securities in which the Fund may invest:

Treasury Securities
Treasury securities are direct obligations of the federal government of the United
States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

  There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as "coupon stripping." Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

Special Transactions

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
  Repurchase agreements are subject to credit risks.

Delayed Delivery Transactions
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks and leverage risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Securities Lending
The Fund may lend portfolio securities to borrowers that the Fund's custodian deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the
Fund the equivalent of any dividends or interest received on the loaned securities.
  The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.
  Loans are subject to termination at the option of the Fund or the borrower. The
Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.
  Securities lending activities are subject to interest rate risks, leverage risks and credit risks.

Asset Coverage
In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc.
(Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds.  Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund.  Federated Investors, Inc.
(Federated) administers the program according to procedures approved by the Fund's
Board, and the Board monitors the operation of the program.  Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades.
All inter-fund loans must be repaid in seven days or less.  The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests.  Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (Repo Rate)
and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board.  The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

Investing in Securities of Other Investment Companies
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Call Risks
Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
  If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Leverage Risks
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Fundamental INVESTMENT Objective
The investment objective of the Fund is to provide current income. The investment objective may not be changed by the Fund's Board of Trustees without shareholder approval.

INVESTMENT LIMITATIONS

Diversification
With respect to securities comprising 75% of the value of its total assets, the
Fund will not purchase securities of any one issuer (other than cash; cash items;
securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such
U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Borrowing Money and Issuing Senior Securities
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940 Act).

Lending
The Fund may not make loans, provided that this restriction does not prevent the
Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

The above limitations cannot be changed unless authorized by the Board and by the
"vote of a majority of its outstanding voting securities," as defined by the 1940
Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Purchases on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Pledging Assets
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.
  Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
  The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so in the coming fiscal year.
  As a matter of operating policy, the Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.
  For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of
$100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitations is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

PORTFOLIO TURNOVER
The Fund will not attempt to set or meet a portfolio turnover rate since any turnover will be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. During the fiscal years ended February 28, 2003 and February 28, 2002, the portfolio turnover rates were 76% and 99%, respectively.

DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:

o     for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o     for all other securities at fair value as determined in good faith by the
  Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

SUPPLEMENTAL PAYMENTS
Investment professionals (such as broker/dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or Federated
Shareholder Services Company. (These fees do not come out of Fund assets.) The
Distributor and/or Federated Shareholder Services Company may be reimbursed by the
Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares.
This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the
Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the
Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Fund. To protect its shareholders, the Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Fund.

In the unlikely event a shareholder is held personally liable for the Fund's obligations, the Fund is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Fund have equal voting rights, except that in matters affecting only a particular class, only Shares of that class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding Shares of all series entitled to vote.

As of April 4, 2003, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class Y Shares: hrift Plan for Employees of the
Federal Reserve System, Newark, NJ owned approximately 9,476,047 Shares (99.98%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TrUSTEES
The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are
"interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue,
Pittsburgh, PA. The Federated Fund Complex consists of 44 investment companies
(comprising 138 portfolios). Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and
also serves as a Board member of the following investment company complexes:
Banknorth Funds-four portfolios; CCMI Funds-two portfolios; Regions Funds-nine portfolios; Riggs Funds-eight portfolios; and WesMark Funds-five portfolios.

As of April 4, 2003, the Fund's Board and Officers as a group owned less than 1%
of the Fund's outstanding Institutional Shares and Institutional Service Shares.


INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

        Name          Principal Occupation(s) for Past    Aggregate         Total
     Birth Date        Five Years, Other Directorships   Compensation   Compensation
      Address           Held and Previous Position(s)    From Fund     From Fund and
Positions Held with                                                    Federated Fund
        Fund                                             -  (past         Complex
--------------------                                     fiscal year)   (past calendar
 Date Service Began                                                        year)
                      Principal Occupations: Chief            $0              $0
John F. Donahue*      Executive Officer and Director
Birth Date: July      or Trustee of the Federated Fund
28, 1924              Complex; Chairman and Director,
CHAIRMAN AND TRUSTEE  Federated Investors, Inc.;
Began serving:        Chairman, Federated Investment
January 1984          Management Company, Federated
                      Global Investment Management
                      Corp. and Passport Research, Ltd.

                      Previous Positions: Trustee,
                      Federated Investment Management
                      Company and Chairman and
                      Director, Federated Investment
                      Counseling.

                      Principal Occupations: President        $0             $0
J. Christopher        or Executive Vice President of
Donahue*              the Federated Fund Complex;
Birth Date: April     Director or Trustee of some of
11, 1949              the Funds in the Federated Fund
PRESIDENT AND         Complex; President, Chief
TRUSTEE               Executive Officer and Director,
Began serving: July   Federated Investors, Inc.;
1999                  President, Chief Executive
                      Officer and Trustee, Federated
                      Investment Management Company;
                      Trustee, Federated Investment
                      Counseling; President, Chief
                      Executive Officer and Director,
                      Federated Global Investment
                      Management Corp.; President and
                      Chief Executive Officer,
                      Passport Research, Ltd.;
                      Trustee, Federated Shareholder
                      Services Company; Director,
                      Federated Services Company.

                      Previous Position: President,
                      Federated Investment Counseling.

                      Principal Occupations: Director     $1,312.37     $148,500
Lawrence D. Ellis,    or Trustee of the Federated Fund
M.D.*                 Complex; Professor of Medicine,
Birth Date: October   University of Pittsburgh;
11, 1932              Medical Director, University of
3471 Fifth Avenue     Pittsburgh Medical Center
Suite 1111            Downtown; Hematologist,
Pittsburgh, PA        Oncologist and Internist,
TRUSTEE               University of Pittsburgh Medical
Began serving:        Center.
August 1987
                      Other Directorships Held:
                      Member, National Board of
                      Trustees, Leukemia Society of
                      America.

                      Previous Positions: Trustee,
                      University of Pittsburgh;
                      Director, University of
                      Pittsburgh Medical Center.

------------------------------------------------------------------------------------

*  Family relationships and reasons for "interested" status: John F.
Donahue is the father of J. Christopher Donahue; both
are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.


INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

                      Principal Occupation(s) for Past   Aggregate     Total
Name                  Five Years, Other Directorships    Compensation  Compensation
Birth Date            Held and Previous Position(s)      from Fund     From Fund and
Address                                                  (past         Federated Fund
Positions Held with                                      Fiscal year)  Complex
Fund                                                                   (past calendar
Date Service Began                                                     year)
                      Principal Occupation: Director      $1,443.61       $163,350
Thomas G. Bigley      or Trustee of the Federated Fund
Birth Date:           Complex.
February 3, 1934
15 Old Timber Trail   Other Directorships
Pittsburgh, PA        Held: Director, Member of
TRUSTEE               Executive Committee, Children's
Began serving:        Hospital of Pittsburgh;
October 1995          Director, University of
                      Pittsburgh.

                      Previous Position: Senior
                      Partner, Ernst & Young LLP.

                      Principal Occupations: Director     $1,443.61      $163,350
John T. Conroy, Jr.   or Trustee of the Federated Fund
Birth Date: June      Complex; Chairman of the Board,
23, 1937              Investment Properties
Grubb &           Corporation; Partner or Trustee
Ellis/Investment      in private real estate ventures
Properties            in Southwest Florida.
Corporation
3838 Tamiami          Previous Positions: President,
Trail                 Investment Properties
N. Naples, FL         Corporation; Senior Vice
TRUSTEE               President, John R. Wood and
Began serving:        Associates, Inc., Realtors;
August 1991           President, Naples Property
                      Management, Inc. and Northgate
                      Village Development Corporation.

                      Principal Occupation:                $1,443.61       $163,350
Nicholas P.           Director or Trustee of the
Constantakis          Federated Fund Complex.
Birth Date:
September 3, 1939     Other Directorships
175 Woodshire Drive   Held: Director, Michael Baker
Pittsburgh, PA        Corporation (engineering and
TRUSTEE               energy services worldwide).
Began serving:
February 1998         ---------------------------------

                      Previous Position:
                      Partner, Anderson Worldwide
                      SC.

                      Principal Occupation: Director      $1,312.37       $148,500
John F. Cunningham    or Trustee of the Federated Fund
Birth Date: March     Complex.
5, 1943
353 El Brillo Way     Other Directorships Held:
Palm Beach, FL        Chairman, President and Chief
TRUSTEE               Executive Officer, Cunningham
Began serving:        & Co., Inc. (strategic
January 1999          business consulting); Trustee
                      Associate, Boston College.

                      Previous Positions: Director,
                      Redgate Communications and EMC
                      Corporation (computer storage
                      systems); Chairman of the Board
                      and Chief Executive Officer,
                      Computer Consoles, Inc.;
                      President and Chief Operating
                      Officer, Wang Laboratories;
                      Director, First National Bank of
                      Boston; Director, Apollo
                      Computer, Inc.

                      Principal Occupation: Director      $1,312.37       $148,500
Peter E. Madden       or Trustee of the Federated Fund
Birth Date: March     Complex; Management Consultant.
16, 1942
One Royal Palm Way    Other Directorships
100 Royal Palm Way    Held: Board of Overseers, Babson
Palm Beach, FL        College.
TRUSTEE               ---------------------------------
Began serving:
August 1991           Previous Positions:
                      Representative, Commonwealth of
                      Massachusetts General Court;
                      President, State Street Bank and
                      Trust Company and State Street
                      Corporation (retired); Director,
                      VISA USA and VISA International;
                      Chairman and Director,
                      Massachusetts Bankers
                      Association; Director,
                      Depository Trust Corporation;
                      Director, The Boston Stock
                      Exchange.

                      Principal Occupations: Director     $1,443.61       $163,350
Charles F.            or Trustee of the Federated Fund
Mansfield, Jr.        Complex; Management Consultant;
Birth Date: April     Executive Vice President, DVC
10, 1945              Group, Inc. (marketing,
80 South Road         communications and technology)
Westhampton Beach,    (prior to 9/1/00).
NY
TRUSTEE               Previous Positions: Chief
Began serving:        Executive Officer, PBTC
January 1999          International Bank; Partner,
                      Arthur Young & Company (now
                      Ernst & Young LLP); Chief
                      Financial Officer of Retail
                      Banking Sector, Chase Manhattan
                      Bank; Senior Vice President,
                      HSBC Bank USA (formerly, Marine
                      Midland Bank); Vice President,
                      Citibank; Assistant Professor of
                      Banking and Finance, Frank G.
                      Zarb School of Business, Hofstra
                      University.

John E. Murray,       Principal Occupations: Director     $1,574.84       $178,200
Jr., J.D., S.J.D.     or Trustee of the Federated Fund
Birth Date:           Complex; Chancellor and Law
December 20, 1932     Professor, Duquesne University;
Chancellor,           Consulting Partner, Mollica
Duquesne University   & Murray.
Pittsburgh, PA
TRUSTEE               Other Directorships Held:
Began serving:        Director, Michael Baker Corp.
February 1995         (engineering, construction,
                      operations and technical
                      services).

                      Previous Positions: President,
                      Duquesne University; Dean and
                      Professor of Law, University of
                      Pittsburgh School of Law; Dean
                      and Professor of Law, Villanova
                      University School of Law.

                      Principal Occupations:  Director   $1,312.3700      $148,500
Marjorie P. Smuts     or Trustee of the Federated Fund
Birth Date: June      Complex; Public
21, 1935              Relations/Marketing
4905 Bayard Street    Consultant/Conference
Pittsburgh, PA        Coordinator.
TRUSTEE
Began serving:        Previous Positions: National
February 1984         Spokesperson, Aluminum Company
                      of America; television producer;
                      President, Marj Palmer Assoc.;
                      Owner, Scandia Bord.

                      Principal Occupations:  Director    $1,312.37       $148,500
John S. Walsh         or Trustee of the Federated Fund
Birth Date:           Complex; President and Director,
November 28, 1957     Heat Wagon, Inc. (manufacturer
2604 William Drive    of construction temporary
Valparaiso, IN        heaters); President and
TRUSTEE               Director, Manufacturers
Began serving:        Products, Inc. (distributor of
January 1999          portable construction heaters);
                      President, Portable Heater
                      Parts, a division of
                      Manufacturers Products, Inc.
                      ---------------------------------

                      Previous Position: Vice
                      President, Walsh & Kelly,
                      Inc.

OFFICERS**
------------------------------------------------------------------------------------

Name                          Principal Occupation(s) and Previous Position(s)
Birth Date
Address
Positions Held with Fund
                              Principal Occupations: President, Executive Vice
Edward C. Gonzales            President and Treasurer of some of the Funds in the
Birth Date: October 22, 1930  Federated Fund Complex; Vice Chairman, Federated
EXECUTIVE VICE PRESIDENT      Investors, Inc.; Trustee, Federated Administrative
                              Services.

                              Previous Positions: Trustee or Director of some of the
                              Funds in the Federated Fund Complex; CEO and Chairman,
                              Federated Administrative Services; Vice President,
                              Federated Investment Management Company, Federated
                              Investment Counseling, Federated Global Investment
                              Management Corp. and Passport Research, Ltd.; Director
                              and Executive Vice President, Federated Securities
                              Corp.; Director, Federated Services Company; Trustee,
                              Federated Shareholder Services Company.

                              Principal Occupations: Executive Vice President and
John W. McGonigle             Secretary of the Federated Fund Complex; Executive Vice
Birth Date: October 26, 1938  President, Secretary and Director, Federated Investors,
EXECUTIVE VICE PRESIDENT AND  Inc.
SECRETARY
                              Previous Positions: Trustee, Federated Investment
                              Management Company and Federated Investment Counseling;
                              Director, Federated Global Investment Management Corp.,
                              Federated Services Company and Federated Securities
                              Corp.

                              Principal Occupations: Treasurer of the Federated Fund
Richard J. Thomas             Complex; Senior Vice President, Federated
Birth Date: June 17, 1954     Administrative Services.
TREASURER
                              Previous Positions: Vice President, Federated
                              Administrative Services; held various management
                              positions within Funds Financial Services Division of
                              Federated Investors, Inc.

                              Principal Occupations: President or Vice President of
Richard B. Fisher             some of the Funds in the Federated Fund Complex; Vice
Birth Date: May 17, 1923      Chairman, Federated Investors, Inc.; Chairman,
VICE PRESIDENT                Federated Securities Corp.

                              Previous Positions: Director or Trustee of some of the
                              Funds in the Federated Fund Complex; Executive Vice
                              President, Federated Investors, Inc. and Director and
                              Chief Executive Officer, Federated Securities Corp.

                              Principal Occupations: Chief Investment Officer of this
William D. Dawson, III        Fund and various other Funds in the Federated Fund
Birth Date: March 3, 1949     Complex; Executive Vice President, Federated Investment
CHIEF INVESTMENT OFFICER      Counseling, Federated Global Investment Management
                              Corp., Federated Investment Management Company and
                              Passport Research, Ltd.; Director, Federated Global
                              Investment Management Corp. and Federated Investment
                              Management Company; Portfolio Manager, Federated
                              Administrative Services; Vice President, Federated
                              Investors, Inc.

                              Previous Positions: Executive Vice President and Senior
                              Vice President, Federated Investment Counseling
                              Institutional Portfolio Management Services Division;
                              Senior Vice President, Federated Investment Management
                              Company and Passport Research, Ltd.

                              Susan M. Nason has been the Fund's Portfolio Manager
Susan M. Nason                since September 1991.   She is Vice President of the
Birth Date: August 29, 1961   Fund.  Ms. Nason joined Federated in 1987 and has been
VICE PRESIDENT                a Senior Portfolio Manager and Senior Vice President of
                              the Fund's Adviser since 1997. Ms. Nason served as a
                              Portfolio Manager and Vice President of the Adviser
                              from 1993 to 1997. Ms. Nason is a Chartered Financial
                              Analyst and received her M.S.I.A. concentrating in
                              Finance from Carnegie Mellon University.

------------------------------------------------------------------------------------

**    Officers do not receive any compensation from the Fund.

Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and
Assistant Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University, Pittsburgh, Pennsylvania, since May 12, 2000. Mr. John E.
Murray, Jr., an Independent Trustee of the Fund, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August 15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.

COMMITTEES OF THE BOARD
                              Committee Functions                          Meetings
                                                                           Held
                                                                           During
                                                                           Last
Board     Committee                                                        Fiscal
Committee Members                                                          Year
Executive John F. Donahue     In between meetings of the full Board,       Two
          John E. Murray,     the Executive Committee generally may
          Jr., J.D., S.J.D.   exercise all the powers of the full Board
                              in the management and direction of the
                              business and conduct of the affairs of
                              the Trust in such manner as the Executive
                              Committee shall deem to be in the best
                              interests of the Trust.  However, the
                              Executive Committee cannot elect or
                              remove Board members, increase or
                              decrease the number of Trustees, elect or
                              remove any Officer, declare dividends,
                              issue shares or recommend to shareholders
                              any action requiring shareholder approval.

Audit     Thomas G. Bigley    The Audit Committee reviews and              Four
          John T. Conroy,     recommends to the full Board the
          Jr.                 independent auditors to be selected to
          Nicholas P.         audit the Fund`s financial statements;
          Constantakis        meets with the independent auditors
          Charles F.          periodically to review the results of the
          Mansfield, Jr.      audits and reports the results to the
                              full Board; evaluates the independence of
                              the auditors, reviews legal and
                              regulatory matters that may have a
                              material effect on the financial
                              statements, related compliance policies
                              and programs, and the related reports
                              received from regulators; reviews the
                              Fund`s internal audit function; reviews
                              compliance with the Fund`s code of
                              conduct/ethics; reviews valuation issues;
                              monitors inter-fund lending transactions;
                              reviews custody services and issues and
                              investigates any matters brought to the
                              Committee's attention that are within the
                              scope of its duties.

Board ownership of shares in the fund and in the FEDERATED family of Investment companies AS OF DECEMBER 31, 2002
------------------------------------------------------------------------------------
                                                                   Aggregate
                                                             Dollar Range of
                                   Dollar Range of           Shares Owned in
Interested                            Shares Owned       Federated Family of
Board Member Name                          in Fund      Investment Companies
John F. Donahue                               None             Over $100,000
J. Christopher Donahue                        None             Over $100,000
Lawrence D. Ellis, M.D.                       None             Over $100,000

Independent
Board Member Name
Thomas G. Bigley                              None             Over $100,000
John T. Conroy, Jr.                           None             Over $100,000
Nicholas P. Constantakis                      None             Over $100,000
John F. Cunningham                            None             Over $100,000
Peter E. Madden                               None             Over $100,000
Charles F. Mansfield, Jr.                     None        $50,001 - $100,000
John E. Murray, Jr., J.D.,                    None             Over $100,000
S.J.D.
Marjorie P. Smuts                             None             Over $100,000
John S. Walsh                                 None             Over $100,000

------------------------------------------------------------------------------------

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the
Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract.  The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.  During its review of the contract the Board considers many factors, among the most material of which are: the Fund's investment objectives and long term performance; the Adviser's management philosophy, personnel, and processes;
the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry;
comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the
Federated funds.

In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract.  In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract.  In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

The Board also considers the compensation and benefits received by the Adviser.
This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees.  In this regard, the
Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an
Adviser's compensation:  the nature and quality of the services provided by the
Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund;
performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the
Adviser's service and fee.  The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the Board requests and receives a significant amount of information about the Fund and the Federated organization.  Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs.  In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises.  Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; the Fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the
Federated companies that service them; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the
Federated funds.  These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the
Federated funds' administrator and transfer agent).  The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations.  Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative.  Because the totality of circumstances includes considering the relationship of each Federated fund, the Board does not approach consideration of every Federated fund's advisory contract as if that were the only
Federated fund offered by Federated.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

Code of Ethics Restrictions on Personal Trading

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees.  Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling
Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services)
necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                          Average Aggregate Daily
Maximum                   Net Assets of the
Administrative Fee        Federated funds
0.150 of 1%               on the first $250 million
0.125 of 1%               on the next $250 million
0.100 of 1%               on the next $250 million
                          on assets in excess of
0.075 of 1%               $750 million

------------------------------------------------------------------------------------


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services
Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary,
Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT Auditors
The independent auditor for the Fund, Ernst & Young LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of
America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUND FOR SERVICES
For the Year Ended              2003                 2002           2001
February 28 or 29
Advisory Fee Earned             ;$2,220,846          $1,922,325     $1,823,189
Advisory Fee Reduction          $1,380,533           $970,301       $7,766
Advisory Fee Reimbursement      $51,908              $1,291         $--
Brokerage Commissions           $--                  $--            $--
Administrative Fee              $417,519             $361,715       $343,215
12b-1 Fee:
 Class Y Shares                 $--                  --             --
Shareholder Services Fee:
  Class Y Shares                $--                  --             --

------------------------------------------------------------------------------------


Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Average Annual Total Returns and Yield
Total returns are given for the one-year and Start of Performance periods ended
February 28, 2003.

Yield is given for the 30-day period ended February 28, 2003.

                        30-Day        1 Year   Start of
                       Period                  Performance
                                               on
                                               8/1/2001
Class Y Shares:
Total Return

  Before Taxes         N/A             4.35%     4.87%

  After Taxes on
  Distributions        N/A             3.09%     3.48%

  After Taxes on
  Distributions
  and Sale of Shares   N/A             2.65%     3.21%

Yield                  1.07%            N/A      N/A

-------------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the
NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.  Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per
Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the
SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the
Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o     references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o     charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o     discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o     information about the mutual fund industry from sources such as the
  Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and
Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Merrill Lynch 1-3 Year Treasury Index
Merrill Lynch 1-3 Year Treasury Index is an unmanaged index tracking short-term
U.S. government securities with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

Lipper, Inc.
Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

Merrill Lynch 1-Year Treasury Index

Merrill Lynch 1-Year Treasury Index is an unmanaged index that tracks 1-Year
Treasury securities.

Merrill Lynch 2-Year Treasury Index
Merrill Lynch 2-Year Treasury Index is comprised of the most recently issued
2-year U.S. Treasury notes. Index returns are calculated as total returns for periods of one, three, six, and twelve months as well as year-to-date.

Morningstar, Inc.
Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000
NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns.
The maximum rating is five stars, and ratings are effective for two weeks.

WHO IS FEDERATED INVESTORS, INC.?

Federated   is   dedicated  to  meeting   investor   needs  by  making   structured,
straightforward and consistent investment  decisions.  Federated investment products have a  history  of  competitive  performance  and have  gained  the  confidence  of thousands of financial institutions and individual investors.

Federated's   disciplined   investment   selection   process   is  rooted  in  sound
methodologies  backed by fundamental and technical research.  At Federated,  success in investment  management does not depend solely on the skill of a single  portfolio manager.  It is a fusion of individual talents and  state-of-the-art  industry tools and resources.  Federated's  investment process involves teams of portfolio managers and  analysts,  and  investment  decisions are executed by traders who are dedicated to specific  market  sectors and who handle  trillions of dollars in annual  trading volume.

Federated Funds overview

Municipal Funds
In the municipal  sector,  as of December 31, 2002,  Federated managed 14 bond funds
with   approximately  $3.2  billion  in  assets  and  22  money  market  funds  with approximately  $20.6 billion in total assets. In 1976,  Federated  introduced one of the  first  municipal  bond  mutual  funds  in the  industry  and is now  one of the
largest  institutional  buyers  of  municipal   securities.   The  Funds  may  quote
statistics  from  organizations  including  The  Tax  Foundation  and  the  National
Taxpayers Union regarding the tax obligations of Americans.

Equity Funds
In the equity sector,  Federated has more than 31 years' experience.  As of
December 31, 2002,  Federated managed 37 equity funds totaling  approximately  $16.2 billion in assets across  growth,  value,  equity income,  international,  index and
sector  (i.e.   utility)  styles.   Federated's   value-oriented   management  style
combines   quantitative   and  qualitative   analysis  and  features  a  structured,
computer-assisted  composite  modeling  system  that  was  developed  in the  1970s.

Corporate Bond Funds
In the corporate bond sector,  as of December 31, 2002,  Federated  managed 10 money market  funds and 9 bond funds with  assets  approximating  $59.4  billion  and $6.0
billion,   respectively.   Federated's  corporate  bond  decision  making--based  on
intensive,  diligent  credit  analysis--is  backed by over 29 years of experience in the  corporate  bond  sector.  In  1972,  Federated  introduced  one  of  the  first high-yield  bond  funds in the  industry.  In 1983,  Federated  was one of the first fund  managers  to  participate  in the asset  backed  securities  market,  a market totaling more than $209 billion.

Government Funds
In the  government  sector,  as of December 31, 2002,  Federated  managed 7 mortgage backed,  3  multi-sector  government  funds, 4  government/agency  and 19 government money market mutual funds,  with assets  approximating  $4.9 billion,  $0.9 billion,
$2.9 billion and $56.2 billion,  respectively.  Federated trades approximately $90.4 billion  in  U.S.  government  and  mortgage  backed  securities  daily  and  places approximately $35 billion in repurchase  agreements each day.  Federated  introduced the first U.S.  government  fund to invest in U.S.  government  bond  securities  in
1969.  Federated  has  been a  major  force  in  the  short-  and  intermediate-term government  markets since 1982 and currently  manages  approximately  $50 billion in government funds within these maturity ranges.

Money Market Funds
In  the  money  market  sector,  Federated  gained  prominence  in the  mutual  fund industry in 1974 with the  creation of the first  institutional  money  market fund.
Simultaneously,  the  company  pioneered  the use of the  amortized  cost  method of accounting  for valuing  shares of money  market  funds,  a principal  means used by money managers today to value money market fund shares.  Other  innovations  include the first  institutional  tax-free  money  market  fund.  As of December  31,  2001,
Federated  managed $136.2 billion in assets across 52 money market funds,  including
19  government,   10  prime,  22  municipal  and  1  euro-denominated   with  assets
approximating  $56.2  billion,  $59.4  billion,  $20.6  billion and $173.9  million, respectively.

The Chief Investment  Officers  responsible for oversight of the various  investment sectors  within  Federated are:  Global Equity - Stephen F. Auth is responsible  for
overseeing  the  management  of  Federated's   domestic  and  international   equity
products;   Global  Fixed  Income  -  William  D.  Dawson  III  is  responsible  for overseeing  the management of Federated's  domestic and  international  fixed income and high yield products.

Mutual Fund Market
Forty-nine  percent of  American  households  are  pursuing  their  financial  goals through  mutual funds.  These  investors,  as well as businesses  and  institutions, have  entrusted  over  $6.8  trillion  to  the  more  than  8,157  funds  available, according to the Investment Company Institute.

Federated Clients Overview
Federated  distributes  mutual  funds  through  its  subsidiaries  for a variety  of investment purposes. Specific markets include:

Institutional Clients
Federated meets the needs of approximately  3,035  institutional  clients nationwide by  managing  and  servicing  separate  accounts  and mutual  funds for a variety of
purposes,   including  defined  benefit  and  defined  contribution  programs,  cash
management,   and   asset/liability   management.   Institutional   clients  include
corporations,   pension   funds,   tax  exempt   entities,   foundations/endowments,
insurance  companies,  and investment and financial  advisers.  The marketing effort
to  these   institutional   clients  is  headed  by  John  B.   Fisher,   President,
Institutional Sales Division, Federated Securities Corp.

Bank Marketing
Other institutional  clients include more than 1,600 banks and trust  organizations.
Virtually  all of the trust  divisions  of the top 100 bank  holding  companies  use
Federated  funds  in  their  clients'  portfolios.  The  marketing  effort  to trust clients is headed by Timothy C.  Pillion,  Senior  Vice  President,  Bank  Marketing
& Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated   funds  are  available  to  consumers   through  major   brokerage  firms
nationwide--we  have over 2,000  broker/dealer and bank broker/dealer  relationships across  the  country--supported  by more  wholesalers  than any  other  mutual  fund distributor.  Federated's  service to financial  professionals  and institutions has earned it high  ratings in several  surveys  performed  by  DALBAR,  Inc.  DALBAR is
recognized  as  the  industry  benchmark  for  service  quality   measurement.   The
marketing   effort  to  these   firms  is  headed  by  James  F.  Getz,   President,
Broker/Dealer Sales Division, Federated Securities Corp.

Addresses

Federated U.S. Government Securities Fund: 1-3 Years

Class Y Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

Federated Investors
World-Class Investment Manager

Federated U.S. Government Securities Fund: 1-3 Years

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

Annual Report for the 12 Months Ended February 28, 2003

INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Investment Review

Federated U.S. Government Securities Fund: 1-3 Years (GOV 1-3) invests in short-term U.S. government securities which include U.S. Treasury and government agency obligations. The fund's average duration is managed within 20% of the duration of the Merrill Lynch 1-3 Year Treasury Index.1,2 Standard & Poor's has maintained the fund's "AAAf" credit rating.3

U.S. government bonds were top performers again during the fund's annual reporting period as economic growth was dampened by corporate scandals, equity market declines and the war on terrorism. Treasury yields moved higher early in the reporting period as the economy showed signs of recovery and the Federal Reserve Board (the "Fed") shifted from its easing bias in effect since December 2000 to a neutral bias in March 2002. The 2-year Treasury note yield rose from 3.06% at the end of February 2002 to 3.73% near the end of March 2002.

However, corporate accounting scandals and equity market declines fueled a flight to quality into the front end of the yield curve during the summer. Also, geopolitical uncertainty was on the rise due to the looming war with Iraq and escalating tensions with North Korea. These factors, combined with weaker economic data in the latter half of the reporting period, drove market speculation of a double-dip recession. Heightened geopolitical risks and weaker economic data prompted the Fed to lower the federal funds target rate to 1.25% in early November after leaving the rate unchanged at 1.75% all year. The Treasury yield curve steepened significantly as shorter-term yields declined more than longer-term yields and the 2-year Treasury note yield declined to 1.51% by the end of February 2003.

1 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

2 Merrill Lynch 1-3 Year Treasury Index is an unmanaged index tracking short-term government securities with maturities between 1 and 2.99 years. They are produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. The Index is unmanaged. It is not possible to invest in an index.

3 The "AAAf" rating by Standard & Poor's means that the fund's portfolio holdings and counterparties provide extremely strong protection against losses from credit defaults. Ratings do not remove market risks and are subject to change.

Although the majority of the fund remained in Treasury securities, almost a third of the fund was invested in government agency securities during much of the reporting period. The fund's agency position was reduced by approximately 10% late in the reporting period as a result of agency securities outperforming Treasury securities during the reporting period. The average duration of the fund ended the period below its neutral target at 1.3 years. The fund's Institutional Shares net total return for the year ended February 28, 2003 was 4.10% versus 5.46% for the Merrill Lynch 1-3 Year Treasury Index and 4.87% for the Lipper Short U.S. Government Fund category.4

4 Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

INSTITUTIONAL SHARES

Growth of a $25,000 Investment

Average Annual Total Returns for the Period Ended 2/28/2003
1 Year	4.10%
5 Years	5.42%
10 Years	5.17%
Start of Performance (3/15/1984)	7.02%

The graph above illustrates the hypothetical investment of $25,0001 in the Federated U.S. Government Securities Fund: 1-3 Years (Institutional Shares) (the "Fund") from February 28, 1993 to February 28, 2003, compared to the Merrill Lynch 1-3 Year Treasury Index (ML1-3T),2 the Merrill Lynch 1-Year Treasury Index (ML1T),2 the Merrill Lynch 2-Year Treasury Index (ML2T)2 and the Lipper Short U.S. Government Funds Average (LSUSGFA).3

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

This report must be preceded or accompanied by the Fund's prospectus dated April 30, 2003, and, together with financial statements contained therein, constitutes the Fund's annual report.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-3T, ML1T, ML2T and the LSUSGFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The ML1-3T, ML1T and ML2T are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged.

3 The LSUSGFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective categories indicated. These figures do not reflect sales charges.

INSTITUTIONAL SERVICE SHARES

Growth of a $25,000 Investment

Average Annual Total Returns for the Period Ended 2/28/2003
1 Year	3.84%
5 Years	5.16%
10 Years	4.91%
Start of Performance (5/30/1992)	5.02%

The graph above illustrates the hypothetical investment of $25,0001 in the Federated U.S. Government Securities Fund: 1-3 Years (Institutional Service Shares) (the "Fund") from February 28, 1993 to February 28, 2003, compared to the Merrill Lynch 1-3 Year Treasury Index (ML1-3T),2 Merrill Lynch 1-Year Treasury Index (ML1T),2 the Merrill Lynch 2-Year Treasury Index (ML2T)2 and the Lipper Short U.S. Government Funds Average (LSUSGFA).3

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

This report must be preceded or accompanied by the Fund's prospectus dated April 30, 2003, and, together with financial statements contained therein, constitutes the Fund's annual report.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-3T, ML1T, ML2T and the LSUSGFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The ML1-3T, ML1T and ML2T are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged.

3 The LSUSGFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective categories indicated. These figures do not reflect sales charges.

Federated Investors
World-Class Investment Manager

Federated U.S. Government Securities Fund: 1-3 Years
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31428M209
Cusip 31428M100

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

8032806ARS (4/03)

PART C.     OTHER INFORMATION.

Item 23.    Exhibits:

            (a)   (i)         Conformed copy of the Amended and Restated Declaration
                              of Trust of the Registrant; (9)
                  (ii)        Conformed copy of Amendment No. 2 to Declaration of
                              Trust of the Registrant; (16)
                  (iii)       Conformed copy of Amendment No. 3 to Declaration of
                              Trust of the Registrant; (11)
                  (iv)        Conformed copy of Amendment No. 4 to Declaration of
                              Trust of the Registrant; (17)
                  (v)         Conformed copy of Amendment No. 5 to Declaration of
                              Trust of the Registrant; (17)
            (b)   (i)         Copy of the Amended By-Laws of the Registrant; (11)
                  (ii)        Copy of Amendment No. 3 to the By-Laws of the
                              Registrant; (14)
                  (iii)       Copy of Amendment No. 4 to the By-Laws of the
                              Registrant; (15)
                  (iv)        Copy of Amendment No. 5 to the By-Laws of the
                              Registrant; (15)
                  (v)         Copy of Amendment No. 6 to the By-Laws of the
                              Registrant; (15)
                  (vi)        Copy of Amendment No. 7 to the By-Laws of the
                              Registrant; +
            (c)               Copy of Specimen Certificate of Shares of Beneficial
                              Interest of the Registrant; (11)
            (d)               Conformed copy of the Investment Advisory Contract of
                              the Registrant; (10)
                  (i)         Conformed copy of Limited Power of Attorney of the
                              Adviser; (18)
                  (ii)        Conformed copy of Amendment to Investment Advisory
                              Contract of the Registrant, dated June 1, 2001; (18)
            (e)   (i)         Conformed copy of the Distributor's Contract of the
                              Registrant; (11)
                  (ii)        Conformed copy of Exhibit A to Distributor's Contract
                              of the Registrant; (17)
                  (iii)       Conformed copy of Exhibit B to Distributor's Contract
                              of the Registrant; (17)
                  (iv)        Conformed copy of Exhibit C to Distributor's Contract
                              of the Registrant; (18)
                  (v)         Conformed copy of Amendment to Distributor's Contract
                              of the Registrant; (18)
                  (vi)        The Registrant hereby incorporates the conformed copy
                              of the specimen Mutual Funds Sales and Service
                              Agreement; Mutual Funds Service Agreement; and Plan
                              Trustee/Mutual Funds Service Agreement from Item
                              24(b)(6) of the Cash Trust Series II Registration
                              Statement on Form N-1A filed with the Commission on
                              July 24, 1995.  (File Nos. 33-38550 and 811-6269);
            (f)               Not applicable;
            (g)   (i)         Conformed copy of the Custodian Agreement of the
                              Registrant; (11)
                  (ii)        Conformed copy of Custodian Fee Schedule; (14)
            (h)   (i)         The responses described in Item 23(e)(iv) are hereby
                              incorporated by reference.
                  (ii)        The Registrant hereby incorporates the conformed copy
                              of the Second Amended and Restated Services Agreement
                              from Item (h)(v) of the Investment Series Funds, Inc.
                              Registration Statement on Form N-1A, filed with the
                              Commission on January 23, 2002.  (File Nos. 33-48847
                              and 811-07021).
                  (iii)       Conformed copy of Amended and Restated Agreement for
                              Fund Accounting Services, Administrative Services,
                              Transfer Agency Services, and Custody Services
                              Procurement; (15)
                  (iv)        Conformed copy of Amendment to Agreement for Fund
                              Accounting Services, Administrative Services, Transfer
                              Agency Services, and Custody Services Procurement; (18)
                  (v)         The Registrant hereby incorporates by reference the
                              conformed copy of the Shareholder Services
                              Sub-Contract between Fidelity and Federated
                              Shareholder Services from Item 24(b)(9)(iii) of the
                              Federated GNMA Trust Registration Statement on Form
                              N-1A, filed with the Commission on March 25, 1996.
                              (File Nos. 2-75670 and 811-3375).
            (i)               Copy of the Opinion of Counsel as to the Legality of
                              the shares being registered; (13)
            (j)               Conformed copy of Consent of Independent Auditors; +
            (k)               Not applicable;
            (l)               Copy of Initial Capital Understanding; (14)
            (m)   (i)         Conformed copy of Distribution Plan of the Registrant;
                              (11)
                  (ii)        The responses described in Item 23(e)(iv) are hereby
                              incorporated by reference;
            (n)               The Registrant hereby incorporates the conformed copy
                              of the Multiple Class Plan from Item (n) of the
                              Federated Total Return Government Bond Fund
                              Registration Statement on Form N-1A, filed with the
                              Commission on April 24, 2002.  (File Nos. 33-60411 and
                              811-07309).
            (o)   (i)         Conformed copy of Power of Attorney of the Registrant;
                              (17)
                  (ii)        Conformed copy of Power of Attorney of Chief
                              Investment Officer of the Registrant; (17)
            (p)               The registrant hereby incorporates the conformed copy
                              of the Code of Ethics for Access Persons from item
                              23(p) of the Federated Managed Allocation Portfolios,
                              Registration Statement on Form N-1A filed with the
                              Commission January 25, 2001.  (File Nos. 33-51247 and
                              811-7129).

_________________________________________________________________

+     All Exhibits have been filed electronically.

9.    Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 19 to its Registration Statement on Form N-1A filed February 26, 1993.
      (File Nos. 2-89028 and 811-3947).
10.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 23 to its Registration Statement on Form N-1A filed April 27, 1994. (File
      Nos. 2-89028 and 811-3947).
11.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 25 to its Registration Statement on Form N-1A filed April 17, 1995. (File
      Nos. 2-89028 and 811-3947).
13.   Response is incorporated by reference to Registrant's Pre-Effective Amendment
      No. 1 to its Registration Statement on Form N-1A filed March 6, 1984. (File
      Nos. 2-89028 and 811-3947).
14.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 30 to its Registration Statement on Form N-1A filed April 24, 1998. (File
      Nos. 2-89028 and 811-3947).
15.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 31 to its Registration Statement on Form N-1A filed February 26, 1999.
      (File Nos. 2-89028 and 811-3947).
16.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 33 to its Registration Statement on Form N-1A filed April 25,
      2000.  (File Nos. 2-89028 and 811-3947).
17.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 35 to its Registration Statement on Form N-1A filed April 27, 2001.  (File
      Nos. 2-89028 and 811-3947).
18.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 36 to its Registration Statement on Form N-1A filed April 26, 2002. (File
      Nos. 2-89028 and 811-3947).

Item 24.    Persons Controlled by or Under Common Control with the Fund:

                  None

Item 25.    Indemnification:   (1)

Item 26.    Business and Other Connections of Investment Adviser:

            For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the
            Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who
            Manages and Provides Services to the Fund?"  The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are:
            Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001
            Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook
            & Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305, Wilmington, DE
            19899-2305.

The remaining Officers of the investment adviser are:

Vice Chairman:                                  J. Thomas Madden

President/ Chief Executive Officer:             Keith M. Schappert

Executive Vice Presidents:                      Stephen F. Auth
                                                William D. Dawson, III

Senior Vice Presidents:                         Joseph M. Balestrino
                                                David A. Briggs
                                                Jonathan C. Conley
                                                Christopher F. Corapi
                                                Deborah A. Cunningham
                                                Linda A. Duessel
                                                Mark E. Durbiano
                                                James E. Grefenstette
                                                Robert M. Kowit
                                                Jeffrey A. Kozemchak
                                                Susan M. Nason
                                                Mary Jo Ochson
                                                Robert J. Ostrowski
                                                Frank Semack
                                                Richard Tito
                                                Peter Vutz

Vice Presidents:                                Todd A. Abraham
                                                J. Scott Albrecht
                                                Randall S. Bauer
                                                Nancy J.Belz
                                                G. Andrew Bonnewell
                                                David M. Bruns
                                                Robert E. Cauley
                                                Regina Chi
                                                Ross M. Cohen
                                                Fred B. Crutchfield
                                                Lee R. Cunningham, II
                                                Alexandre de Bethmann
                                                Anthony Delserone, Jr.
                                                Donald T. Ellenberger
                                                Eamonn G. Folan
                                                John T. Gentry
                                                David P. Gilmore
                                                Curtis R. Gross
                                                Marc Halperin
                                                John W. Harris
                                                Patricia L. Heagy
                                                Susan R. Hill
                                                Nikola A. Ivanov
                                                William R. Jamison
                                                Constantine J. Kartsonas
                                                Nathan H. Kehm
                                                John C. Kerber
                                                J. Andrew Kirschler
                                                Steven Lehman
                                                Marian R. Marinack
                                                Natalie F. Metz
                                                Thomas J. Mitchell
                                                Joseph M. Natoli
                                                John L. Nichol
                                                Mary Kay Pavuk
                                                Jeffrey A. Petro
                                                John P. Quartarolo
                                                Ihab L. Salib
                                                Roberto Sanchez-Dahl, Sr.
                                                Aash M. Shah
                                                John Sidawi
                                                Michael W. Sirianni, Jr.
                                                Christopher Smith
                                                Timothy G. Trebilcock
                                                Leonardo A. Vila
                                                Stephen J. Wagner
                                                Paige M. Wilhelm
                                                Richard M. Winkowski, Jr.
                                                Lori A. Wolff
                                                George B. Wright

Assistant Vice Presidents:                      Lori Andrews
                                                Catherine A. Arendas
                                                Nicholas P. Besh
                                                Hanan Callas
                                                David W. Cook
                                                James R. Crea, Jr.
                                                Karol M. Crummie
                                                David Dao
                                                Richard J. Gallo
                                                Kathyrn P. Glass
                                                Igor Golalic
                                                James Grant
                                                Anthony Han
                                                Carol B. Kayworth
                                                Angela A. Kohler
                                                Robert P. Kozlowski
                                                Ted T. Lietz, Sr.
                                                Monica Lugani
                                                Tracey L. Lusk
                                                Ann Manley
                                                Theresa K. Miller
                                                Karl Mocharko
                                                Bob Nolte
                                                Rae Ann Rice
                                                Jennifer G. Setzenfand
                                                Diane R. Startari
                                                Kyle D. Stewart
                                                Mary Ellen Tesla
                                                Nichlas S. Tripodes
                                                Michael R. Tucker
                                                Mark Weiss

Secretary:                                      G. Andrew Bonnewell

Treasurer:                                      Thomas R. Donahue

Assistant Secretaries:                          Jay S. Neuman
                                                Leslie K. Ross

Assistant Treasurer:                            Denis McAuley, III

The business address of each of the Officers of the investment adviser is Federated
Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.  These
individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 27.    Principal Underwriters:

(a)Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

                  Cash Trust Series II; Cash Trust Series, Inc.; Edward Jones Money
                  Market Fund; Edward Jones Tax-Free Money Market Fund; Federated
                  American Leaders Fund, Inc.; Federated Adjustable Rate Securities
                  Fund; Federated Capital Income Fund, Inc.; Federated Core Trust;
                  Federated Equity Funds; Federated Equity Income Fund, Inc.;
                  Federated Fixed Income Securities, Inc.; Federated GNMA Trust;
                  Federated Government Income Securities, Inc.; Federated High Income
                  Bond Fund, Inc.; Federated High Yield Trust; Federated Income
                  Securities Trust; Federated Income Trust; Federated Index Trust;
                  Federated Institutional Trust; Federated Insurance Series;
                  Federated International Series, Inc.; Federated Investment Series
                  Funds, Inc.; Federated Limited Duration Government Fund, Inc.;
                  Federated Managed Allocation Portfolios; Federated Municipal
                  Opportunities Fund, Inc.; Federated Municipal Securities Fund,
                  Inc.; Federated Municipal Securities Income Trust; Federated
                  Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.;
                  Federated Stock Trust; Federated Total Return Government Bond Fund;
                  Federated Total Return Series, Inc.; Federated U.S. Government Bond
                  Fund; Federated U.S. Government Securities Fund: 1-3 Years;
                  Federated U.S. Government Securities Fund: 2-5 Years; Federated
                  World Investment Series, Inc.; Intermediate Municipal Trust; Money
                  Market Obligations Trust; CCMI Funds; Regions Morgan Keegan Select
                  Funds; RIGGS Funds; SouthTrust Funds; and Vision Group of Funds.

      (b)

         (1)                        (2)                        (3)
Positions and Offices                                 Positions and Offices
  With Distributor                  Name                 With Registrant
_____________________         _________________       ______________________

Chairman:                     Richard B. Fisher       Vice President

Director:                     Arthur L. Cherry

President-Institutional
Sales and Director:           John B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director:       Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Senior Vice Presidents:
                              Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher T. Fives
                              James S. Hamilton
                              James M. Heaton
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Timothy C. Pillion
                              Thomas E. Territ
                              Robert F. Tousignant

Vice Presidents:              Irving Anderson
                              John B. Bohnet
                              Edward R. Bozek
                              Jane E. Broeren-Lambesis
                              Craig Burness
                              David J. Callahan
                              Mark Carroll
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Robert J. Deuberry
                              Ron Dorman
                              William C. Doyle
                              Donald C. Edwards
                              Lee England
                              Timothy Franklin
                              Renee Gebben
                              Peter J. Germain
                              Joseph D. Gibbons
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Teresa M. Johnson
                              Christopher L. Johnston
                              H. Joseph Kennedy
                              Stephen Kittel
                              Michael W. Koenig
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Mary Ann McCaffrey
                              Maurice W. McKinney
                              Mark J. Miehl
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Christopher Renwick
                              Brian S. Ronayne
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Peter Siconolfi
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              Kevin Stutz
                              Timothy A. Rosewicz
                              Greg Spralding
                              William C. Tustin
                              Paul A. Uhlman
                              G. Walter Whalen
                              Stephen White
                              Patrick M. Wiethorn
                              Edward J. Wojnarowski
                              Michael P. Wolff

Assistant Vice Presidents:    Lisa Arcuri
                              Robert W. Bauman
                              Charles L. Davis, Jr.
                              Beth C. Dell
                              Jennifer Fetteroff
                              John T. Glickson
                              William Rose
                              Lynn Sherwood-Long

Treasurer:                    Denis McAuley, III

Secretary:                    Stephen A. Keen

Assistant Secretaries:        Peter J. Germain

The business address of each of the Officers of Federated Securities Corp. is
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

      (c)   Not applicable

Item 28.    Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the
Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                          Reed Smith LLP
                                    Investment Management Group (IMG)
                                    Federated Investors Tower
                                    12th Floor
                                    1001 Liberty Avenue
                                    Pittsburgh, PA 15222-3779
                                    (Notices should be sent to the Agent for service
                                    at the above address)

                                    Federated Investors Funds
                                    5800 Corporate Drive
                                    Pittsburgh, PA 15237-7000

Federated Shareholder
Services Company                    P.O. Box 8600
("Transfer Agent and Dividend       Boston, MA 02266-8600
Disbursing Agent")

Federated Services Company          Federated Investors Tower
("Administrator")                   1001 Liberty Avenue
                                    Pittsburgh, PA  15222-3779

Federated Investment                Federated Investors Tower
Management Company                  1001 Liberty Avenue
("Adviser")                         Pittsburgh, PA  15222-3779

State Street Bank and
Trust Company                       P.O. Box 8600
("Custodian")                       Boston, MA 02266-8600

Item 29.    Management Services:  Not applicable.

Item 30.    Undertakings:

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to removal of Trustees and the calling of special shareholder meetings by shareholders.

                                      SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant, FEDERATED U.S. Government Securities FUND:  1-3
YEARS, certifies that it meets all of the requirements for effectiveness of this
Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities
Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 30th day of April, 2003.

                 FEDERATED U.S. Government Securities FUND: 1-3 YEARS

                        BY: /s/ Andrew P. Cross
                        Andrew P. Cross, Assistant Secretary
                        Attorney in Fact for John F. Donahue
                        April 30, 2003

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                          TITLE             DATE

By:   /s/ Andrew P. Cross     Attorney In Fact    April 30, 2003
      Andrew P. Cross         For the Persons
      ASSISTANT SECRETARY     Listed Below

      NAME                                   TITLE

John F. Donahue*                    Chairman and Trustee

J. Christopher Donahue*             President and Trustee
                                    (Principal Executive Officer)

William D. Dawson, III*             Chief Investment Officer

Richard J. Thomas*                  Treasurer (Principal Financial
                                    Officer)

Thomas G. Bigley*                   Trustee

John T. Conroy, Jr.*                Trustee

Nicholas P. Constantakis*           Trustee

John F. Cunningham*                 Trustee

Lawrence D. Ellis, M.D.*            Trustee

Peter E. Madden*                    Trustee

Charles F. Mansfield, Jr.*          Trustee

John E. Murray, Jr., J.D., S.J.D.*  Trustee

Marjorie P. Smuts*                  Trustee

John S. Walsh*                      Trustee

* By Power of Attorney